                                                                       USAA LIFE
                                                                INVESTMENT TRUST
================================================================================

                                                               SEMIANNUAL REPORT

                                                                   June 30, 1998





                                                        [USAA LOGO APPEARS HERE]

                     [THIS PAGE LEFT BLANK INTENTIONALLY]

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                          USAA LIFE MONEY MARKET FUND

                                 AN OVERVIEW                     JUNE 30, 1998


COMPARISON OF FUND TO BENCHMARK


[GRAPH APPEARS HERE]

                           USAA            IBC/DONOGHUE'S
                        LIFE MONEY           MONEY FUND
            DATE        MARKET FUND   AVERAGES(TM)/FIRST TIER
            ====        ===========   =======================
          01/31/95        5.77%                5.24%
          02/28/95        5.70%                5.46%
          03/30/95        5.84%                5.49%
          04/25/95        5.76%                5.47%
          05/30/95        5.74%                5.45%
          06/27/95        5.79%                5.41%
          07/25/95        5.51%                5.29%
          08/29/95        5.45%                5.22%
          09/26/95        5.42%                5.18%
          10/31/95        5.50%                5.18%
          11/28/95        5.68%                5.19%
          12/26/95        5.52%                5.14%
          01/30/96        4.99%                4.97%
          02/27/96        5.00%                4.74%
          03/26/96        5.03%                4.68%
          04/30/96        5.00%                4.68%
          05/28/96        5.04%                4.67%
          06/25/96        5.06%                4.71%
          07/30/96        5.08%                4.74%
          08/27/96        5.05%                4.73%
          09/24/96        5.10%                4.75%
          10/29/96        4.97%                4.75%
          11/26/96        5.03%                4.75%
          12/31/96        5.23%                4.82%
          01/28/97        5.12%                4.75%
          02/25/97        5.01%                4.73%
          03/25/97        5.05%                4.74%
          04/29/97        5.26%                4.89%
          05/27/97        5.32%                4.93%
          06/24/97        5.25%                4.94%
          07/29/97        5.21%                4.93%
          08/26/97        5.26%                4.93%
          09/30/97        5.24%                4.95%
          10/28/97        5.29%                4.93%
          11/25/97        5.30%                4.96%
          12/30/97        5.54%                5.07%
          01/27/98        5.24%                4.99%
          02/24/98        5.18%                4.94%
          03/31/98        5.28%                4.93%
          04/28/98        5.28%                4.90%
          05/26/98        5.19%                4.90%
          06/30/98        5.30%                4.94%

Data represent the last Tuesday of each month.

The graph above tracks the USAA Life Money Market Fund's 7-day yield compared to a benchmark- IBC/Donoghue's Money Fund Averages(TM)/First Tier, an average of all major money market fund 7-day yields. Information for the benchmark is based on a full calendar year in 1995, whereas the Money Market Fund yields are based on a starting date of January 5, 1995 - the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
by Portfolio Manager Pam Bledsoe

CURRENT MARKET CONDITIONS
Political and economic unrest in countries around the world is impacting the U.S. market. Investors continue to prefer the quality and stability offered by the U.S. market. As Asia, Russia, and Indonesia continue to make headline news, more money is being invested in U.S. debt obligations which is helping to keep U.S. interest rates low.

STRATEGY
The USAA Life Money Market Fund is managed to maximize current income while maintaining a stable net asset value of $1. This strategy utilizes three types of money market instruments: Variable Rate Demand Notes, U.S. Government Agency Discount Notes, and Commercial Paper. For the period ending June 30, 1998, the portfolio mix as a percentage of net assets was:
41.8% U.S. Agency Discount Notes, 25.1% Variable Rate Demand Notes, and 34.0% Commercial Paper.

An investment in this Fund is neither insured nor guaranteed by the U.S. Government and there is no assurance that the Fund will maintain a stable net asset value of $1.

INVESTMENT PROGRAM:
This Fund invests in a diversified portfolio of high-quality U.S. dollar-denominated debt instruments that present minimal credit risk with remaining maturities of 397 days or less.

SIMPLE 7-DAY YIELD:             5.30%

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN

                               AS OF
                       JUNE 30, 1998

December 31, 1997
to June 30, 1998:              2.63%*

One Year:                      5.40%

Three Year:                    5.36%

Since Inception                5.41%
January 5, 1995:

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative. The 7-DAY yield quotation more closely reflects the current earnings of the Fund than the total return quotation.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.







                                                  1998  SEMIANNUAL REPORT   B-19

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                          USAA LIFE MONEY MARKET FUND

             AN OVERVIEW (Continued)                June 30, 1998

PERFORMANCE
Although past performance is no guarantee of future results, for the six-month period ended June 30, 1998, the Fund ranked 19 out of 108 variable annuity money market funds for average annual NAV total return according to Lipper Analytical Services/1/. The total return for the USAA Life Money Market Fund was 2.63% compared to an average of 2.54% for all variable annuity money market funds.

/1/ Lipper Analytical Services is an independent organization that monitors the performance of variable annuity funds. Rankings are based on total returns.

PORTFOLIO MIX AS A PERCENTAGE OF NET ASSETS*
as of June 30, 1998
--------------------------------------------

  U.S. Agency                                              Commercial Paper
Discount Notes            [GRAPH APPEARS HERE]                 34.0%
    41.8%

                                   Variable Rate
                                   Demand Notes
                                      25.1%

*    Percentages are of Net Assets and may or may not be equal to 100%.

B-20  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                             USAA LIFE INCOME FUND

                                 AN OVERVIEW                    June 30, 1998


COMPARISON OF FUND TO BENCHMARKS

[GRAPH APPEARS HERE]

   USAA LIFE INCOME FUND

01/05/95        $10,000.00
01/31/95        $10,290.00
02/28/95        $10,520.00
03/31/95        $10,530.00
04/30/95        $10,700.00
05/31/95        $11,210.00
06/30/95        $11,220.00
07/31/95        $11,200.00
08/31/95        $11,400.00
09/30/95        $11,650.00
10/31/95        $11,870.00
11/30/95        $12,100.00
12/31/95        $12,388.65
01/31/96        $12,454.32
02/29/96        $12,027.50
03/31/96        $11,863.34
04/30/96        $11,688.23
05/31/96        $11,666.35
06/30/96        $11,863.34
07/31/96        $11,830.51
08/31/96        $11,786.73
09/30/96        $12,005.61
10/31/96        $12,333.93
11/30/96        $12,585.65
12/31/96        $12,472.26
01/31/97        $12,519.73
02/28/97        $12,567.20
03/29/97        $12,329.85
04/30/97        $12,495.99
05/31/97        $12,642.11
06/30/97        $12,844.48
07/31/97        $13,225.41
08/31/97        $13,106.37
09/30/97        $13,380.16
10/31/97        $13,570.63
11/30/97        $13,725.38
12/31/97        $13,919.15
01/31/98        $14,109.64
02/28/98        $14,084.24
03/31/98        $14,122.34
04/30/98        $14,173.14
05/31/98        $14,377.21
06/30/98        $14,568.00


LEHMAN BROTHERS AGGREGATE
       BOND INDEX

01/05/95        $10,000.00
01/31/95        $10,198.00
02/28/95        $10,440.71
03/31/95        $10,504.40
04/30/95        $10,651.46
05/31/95        $11,063.67
06/30/95        $11,144.44
07/31/95        $11,119.92
08/31/95        $11,254.47
09/30/95        $11,363.64
10/31/95        $11,511.37
11/30/95        $11,684.04
12/31/95        $11,847.61
01/31/96        $11,925.81
02/29/96        $11,718.30
03/31/96        $11,636.27
04/30/96        $11,571.11
05/31/96        $11,547.97
06/30/96        $11,702.71
07/31/96        $11,734.31
08/31/96        $11,714.36
09/30/96        $11,918.19
10/31/96        $12,182.77
11/30/96        $12,391.10
12/31/96        $12,275.86
01/31/97        $12,313.92
02/28/97        $12,344.70
03/31/97        $12,207.67
04/30/97        $12,390.79
05/31/97        $12,508.50
06/30/97        $12,657.35
07/31/97        $12,999.10
08/31/97        $12,888.61
09/30/97        $13,078.07
10/31/97        $13,267.70
11/30/97        $13,328.73
12/31/97        $13,463.36
01/31/98        $13,635.69
02/28/98        $13,624.78
03/31/98        $13,671.10
04/30/98        $13,742.19
05/31/98        $13,872.74
06/30/98        $13,991.00

   LIPPER A RATED BOND
       FUND INDEX

01/05/95        $10,000.00
01/31/95        $10,178.00
02/28/95        $10,424.31
03/31/95        $10,500.41
04/30/95        $10,650.56
05/31/95        $11,127.71
06/30/95        $11,206.71
07/31/95        $11,151.80
08/31/95        $11,306.81
09/30/95        $11,428.92
10/31/95        $11,601.50
11/30/95        $11,791.76
12/31/95        $11,981.61
01/31/96        $12,037.93
02/29/96        $11,765.87
03/31/96        $11,670.57
04/30/96        $11,580.70
05/31/96        $11,555.22
06/30/96        $11,699.66
07/31/96        $11,724.23
08/31/96        $11,691.41
09/30/96        $11,913.54
10/31/96        $12,205.42
11/30/96        $12,454.42
12/31/96        $12,313.68
01/31/97        $12,332.15
02/28/97        $12,374.08
03/31/97        $12,203.32
04/30/97        $12,375.38
05/31/97        $12,490.48
06/30/97        $12,659.10
07/31/97        $13,066.72
08/31/97        $12,900.77
09/30/97        $13,121.38
10/31/97        $13,290.64
11/30/97        $13,353.11
12/31/97        $13,494.65
01/31/98        $13,655.24
02/28/98        $13,632.02
03/31/98        $13,682.46
04/30/98        $13,745.40
05/31/98        $13,893.85
06/30/98        $14,018.00

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Income Fund to two industry indexes which most closely resemble the holdings of this Fund. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper A Rated Bond Fund Index is an unmanaged index made up of funds investing in corporate debt issues rated A or better or government issues.

The calculations for the Lehman Brothers and Lipper Indexes are based on a full calendar year in 1995, whereas the Income Fund calculations are based on a starting date of January 5, 1995 -the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager J. W. Saunders, Jr.

MARKET CONDITIONS AND PERFORMANCE
The best bond market in two years (which we reported for the six months ending December 31, 1997, in our Annual Report) peaked on January 12, 1998, at 5.69% yield for the 30-year U.S. Treasury bond. From there the 30-year U.S. Treasury bond traded in a relatively tight range of one-half percent, reaching a high yield of 6.07% on April 29, 1998, and a new low yield of 5.57% on June 15, 1998, as shown on the chart below. For this six-month reporting period, we have seen the lowest volatility in bond prices (most stable interest rates) since 1979.

30-YEAR U.S. TREASURY BOND YIELD


                              GRAPH APPEARS HERE

  12/31/97    5.92
    1/1/98    5.92
    1/2/98    5.84
    1/5/98    5.74
    1/6/98    5.72
    1/7/98    5.79
    1/8/98    5.75
    1/9/98    5.73
   1/12/98    5.69
   1/13/98    5.74
   1/14/98    5.73
   1/15/98    5.74
   1/16/98    5.81
   1/19/98    5.81
   1/20/98    5.84
   1/21/98    5.81
   1/22/98    5.87
   1/23/98    5.97
   1/26/98     5.9
   1/27/98    5.94
   1/28/98    5.94
   1/29/98    5.84
   1/30/98     5.8
    2/2/98    5.88
    2/3/98    5.86
    2/4/98    5.86
    2/5/98    5.93
    2/6/98    5.92
    2/9/98    5.94
   2/10/98    5.92
   2/11/98    5.85
   2/12/98    5.87
   2/13/98    5.85
   2/16/98    5.85
   2/17/98     5.8
   2/18/98    5.84
   2/19/98    5.85
   2/20/98    5.87
   2/23/98     5.9
   2/24/98    5.96
   2/25/98    5.92
   2/26/98    5.95
   2/27/98    5.92
    3/2/98    6.01
    3/3/98    6.07
    3/4/98    6.02
    3/5/98    6.06
    3/6/98    6.02
    3/9/98    5.96
   3/10/98    5.96
   3/11/98    5.94
   3/12/98    5.87
   3/13/98    5.89
   3/16/98    5.86
   3/17/98    5.89
   3/18/98    5.91
   3/19/98     5.9
   3/20/98    5.88
   3/23/98    5.88
   3/24/98    5.88
   3/25/98    5.94
   3/26/98    5.97
   3/27/98    5.96
   3/30/98    5.98
   3/31/98    5.93
    4/1/98    5.88
    4/2/98    5.84
    4/3/98    5.79
    4/6/98    5.82
    4/7/98    5.84
    4/8/98     5.9
    4/9/98    5.88
   4/10/98    5.88
   4/13/98    5.93
   4/14/98     5.9
   4/15/98    5.88
   4/16/98    5.87
   4/17/98    5.88
   4/20/98    5.92
   4/21/98    5.95
   4/22/98    5.96
   4/23/98    5.98
   4/24/98    5.95
   4/27/98    6.05
   4/28/98    6.07
   4/29/98    6.07
   4/30/98    5.95
    5/1/98    5.93
    5/4/98    5.94
    5/5/98    5.99
    5/6/98    5.94
    5/7/98    5.95
    5/8/98    5.98
   5/11/98    6.03
   5/12/98    5.97
   5/13/98    5.94
   5/14/98    5.98
   5/15/98    5.97
   5/18/98    5.92
   5/19/98    5.93
   5/20/98    5.89
   5/21/98    5.92
   5/22/98     5.9
   5/25/98     5.9
   5/26/98    5.84
   5/27/98    5.85
   5/28/98    5.83
   5/29/98     5.8
    6/1/98    5.78
    6/2/98    5.79
    6/3/98    5.78
    6/4/98    5.82
    6/5/98    5.79
    6/8/98    5.78
    6/9/98    5.79
   6/10/98     5.7
   6/11/98    5.65
   6/12/98    5.66
   6/15/98    5.57
   6/16/98    5.65
   6/17/98    5.75
   6/18/98     5.7
   6/19/98    5.67
   6/22/98    5.67
   6/23/98    5.64
   6/24/98    5.66
   6/25/98    5.66
   6/26/98    5.63
   6/29/98    5.64
   6/30/98    5.63


INVESTMENT PROGRAM:
This Fund invests in a diversified portfolio of U.S. dollar-denominated debt and income-producing equity securities selected for their high yields relative to the risk involved.


NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
                                AS OF
                        JUNE 30, 1998
December 30, 1997
to June 30, 1998:              4.66%*

One Year:                     13.42%

Three Year:                    9.09%

Since Inception
January 5, 1995:              11.35%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.



The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


                                                   1998  SEMIANNUAL REPORT  B-21

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                             USAA LIFE INCOME FUND

          AN OVERVIEW (Continued)                      JUNE 30, 1998

The USAA Life Income Fund continued to perform well in this environment and received high rankings in the Lipper/1/ Variable Annuity A Rated Bond Fund category. Lipper ranked the Fund number 2 of 33 funds for the 12 months ending June 30, 1998. The Fund's average annual NAV total return for the period was 13.42% versus an average of 10.58% for all variable annuity funds in Lipper's category.

PORTFOLIO
As of June 30, 1998, the Fund's portfolio mix as percentages of net assets was 18.4% U. S. Treasury bonds, 13.2% U. S. Government Agency bonds, 32.5% agency mortgage pass-through securities, 24.5% corporate bonds, and 10.5% preferred stocks.

OUTLOOK
The Federal Reserve continues a steady course of no change in the "Fed Funds," or interbank lending rate, which is its main signal for monetary policy. In addition, deepening economic problems in Asia (especially Japan), a firm U.S. dollar, and a continual downtrend in inflation all support low U.S. interest rates. However, interest rates may be at a low level which cannot be sustained. The deepening problems in Asia could cause some selling of U.S. securities (bonds and stocks) by holders in that region to repatriate funds needed at home. Also, the U. S. economy continues to do well with only faint signs of potential slowing. In the current bond market, there is very little pick-up in yield as bond maturities extend from two years out to 30 years. This is referred to as a "flat yield curve." In this environment, we are not being paid to invest in long-term bonds. Therefore, we have recently shifted some of the long-term U. S. Treasury bonds into two to three year maturity corporate and U. S. Government Agency bonds to take advantage of their high relative yields with very low price volatility. We continue to seek a high level of income in this portfolio to enhance the compounding of returns, which accrue through reinvestment of income.

/1/ Lipper Analytical Services is an independent organization that monitors the performance of variable annuity funds. Rankings are based on total returns.

Top 10 Securities
as of June 30, 1998
                           Coupon        % of
                            Rate      Net Assets
U.S. Treasury Bond          7.88%        18.4%
FNMA Notes                  5.65          7.3
Federal Home
Loan Bank Bonds             5.58          5.9
FNMA                        7.00          3.4
GNMA                        7.00          3.2
GNMA                        8.00          3.2
GNMA                        8.50          3.0
Chrysler Financial          6.05          2.9
General Electric
Credit                      5.73          2.9
Wal-Mart Stores             5.85          2.9

B-22  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                       USAA LIFE GROWTH AND INCOME FUND

           AN OVERVIEW                                 JUNE 30, 1998

COMPARISON OF FUND TO BENCHMARK

[GRAPH APPEARS HERE]

    S&P 500 INDEX

01/95       $10,259.00
02/95       $10,658.08
03/95       $10,972.49
04/95       $11,295.08
05/95       $11,745.75
06/95       $12,018.25
07/95       $12,416.06
08/95       $12,447.10
09/95       $12,972.37
10/95       $12,925.67
11/95       $13,491.81
12/95       $13,752.20
01/96       $14,219.78
02/96       $14,352.02
03/96       $14,489.80
04/96       $14,702.80
05/96       $15,080.66
06/96       $15,137.97
07/96       $14,468.87
08/96       $14,774.16
09/96       $15,604.47
10/96       $16,035.16
11/96       $17,245.81
12/96       $16,904.34
1/97        $17,959.17
2/97        $18,101.05
3/97        $17,358.91
4/97        $18,393.50
5/97        $19,517.34
6/97        $20,385.86
7/97        $22,006.54
8/97        $20,774.17
9/97        $21,910.52
10/97       $21,178.71
11/97       $22,159.28
12/97       $22,540.42
1/98        $22,788.37
2/98        $24,431.41
3/98        $25,682.30
4/98        $25,944.26
5/98        $25,498.02
6/98        $26,533.00

  LIFE GROWTH AND
    INCOME FUND

01/05/95    $10,000.00
01/31/95    $10,150.00
02/28/95    $10,480.00
03/31/95    $10,720.00
04/30/95    $11,080.00
05/31/95    $11,410.00
06/30/95    $11,650.00
07/31/95    $11,990.00
08/31/95    $12,190.00
09/30/95    $12,530.00
10/31/95    $12,230.00
11/30/95    $12,900.00
12/31/95    $13,172.27
01/31/96    $13,475.44
02/29/96    $13,632.25
03/31/96    $14,123.60
04/30/96    $14,301.32
05/31/96    $14,489.49
06/30/96    $14,499.95
07/31/96    $13,841.33
08/31/96    $14,343.13
09/30/96    $15,033.11
10/31/96    $15,357.19
11/30/96    $16,339.88
12/31/96    $16,350.51
01/31/97    $17,023.63
02/28/97    $17,164.77
03/29/97    $16,676.21
04/30/97    $17,175.63
05/31/97    $18,401.46
06/30/97    $19,111.31
07/31/97    $20,378.12
08/31/97    $19,766.56
09/30/97    $20,640.22
10/31/97    $19,810.24
11/30/97    $20,399.96
12/31/97    $20,671.28
1/31/98     $20,510.33
2/28/98     $21,993.42
3/31/98     $23,131.60
4/30/98     $23,269.56
5/31/98     $22,688.80
6/30/98     $22,700.00

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Growth and Income Fund to the S&P 500(R) Index/1/. The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. it is not possible to invest directly in the S&P 500 Index.

The calculations for the S&P 500 Index are based on a full calendar year in 1995, whereas the calculations for the Growth and Income Fund are based on a starting date of January 5, 1995-the inception date of this Fund.
This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Manager R. David Ullom

MARKET CONDITIONS
This year the major theme constantly discussed in the popular press has been the economic crisis in Southeast Asia. It seems that for every step forward these countries (including Japan) take in terms of improving their economies, they take two steps back. The perception of "on again off again" economic recovery has directed investors toward emphasizing stocks with limited or no exposure to Southeast Asia and to companies with relatively certain earnings growth. As a result, we have seen a divergence in the performance of what can be termed "cyclical stocks" and "growth stocks". Investors have emphasized the latter group while abandoning the former, particularly in the months of May and June.

PERFORMANCE
Performance for the first half of 1998 was most positively impacted by Fund holdings in sectors such as healthcare, retailing, autos, and selected technology names. With the exception of technology, these sectors all share a commonality in that they have minimal revenue and earnings exposure to Southeast Asia. Investments in commodity/cyclical sectors of the economy have had the greatest negative impact on the performance of the USAA Life Growth and Income Fund. Such sectors include basic materials (metals, chemicals, and paper), capital goods (aerospace, machinery, and diversified manufacturing) and energy. Energy stocks in particular have declined due to the fall in crude oil prices over the last six months.

/1/ The S&P 500 is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks.

INVESTMENT PROGRAM:
Not less than 65% of its assets are invested in a diversified portfolio of dividend-paying common stocks and convertible securities of companies that offer the prospect for growth of earnings.


Net Asset Value (NAV)
Average Annual
Total Return
                              AS OF
                        JUNE 30, 1998
December 31, 1997
to June 30, 1998:              9.82%*
One Year:                     18.78%
Three Year:                   24.90%
Since Inception
January 5, 1995:              26.39%

  * Total returns for periods of less than one year are not annualized.This six-month return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                   1998  SEMIANNUAL REPORT  B-23

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------

                       USAA LIFE GROWTH AND INCOME FUND

           AN OVERVIEW (Continued)                     June 30, 1998

However, with continued global growth in demand for oil combined with some oil production curtailment from OPEC, crude prices and energy stocks should stage a recovery.

PORTFOLIO STRATEGY
We continue to add to our holdings in the pharmaceutical related area (American Home Products, Pharmacia Upjohn, and Merck) as the long-term trend in demographics in the U.S. bodes well for these companies. Continued economic growth and consumer spending growth favor such retailers as Sears, J.C. Penney, and May stores. As for the Fund's investments in aerospace (Boeing), chemicals - diversified (B.F. Goodrich), machinery (Deere and Flowserve), chemicals (Dow Chemical and Millennium), and papers (Unisource and Weyerhaeuser), we feel that current valuations reflect cyclical downturns. Therefore, we will continue to hold these investments until we experience a significant improvement in valuations.

OUTLOOK
Our outlook for the economy in general and the equity market in particular continues to be one of cautious optimism. Most of the economies of Southeast Asia appear to be bottoming, albeit with significant aid from the International Monetary Fund. The current key to recovery in Southeast Asia now appears to lie with Japan. More specifically, do the Japanese leaders hav e the political and economic will to undergo some of the reforms necessary to set their economy back on a reasonable growth track?

TOP 10 EQUITY HOLDINGS
as of June 30, 1998
                                    % of
                                Net Assets
Morgan Stanley,
Dean Witter, Discover & Co.         2.7%
Sears, Roebuck & Co.                2.5
Boeing Co.                          2.3
B.F. Goodrich Co.                   2.2
American Home Products Corp.        2.1
Lear Corp.                          2.1
Pharmacia & Upjohn                  2.1
Cisco Systems                       2.0
Lucent Technologies                 2.0
Fluor Corp.                         1.8


TOP 10 INDUSTRIES
as of June 30, 1998
                                    % of
                                Net Assets
Finance - Diversified               3.8%
Drugs                               3.3
Auto Parts                          3.1
Chemicals - Diversified             3.1
Insurance - Property/Casualty       3.1
Chemicals                           3.0
Healthcare - HMOs                   3.0
Telephones                          3.0
Banks - Money Center                2.9
Telecommunications -
Long Distance                       2.8

B-24  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
  ---------------------------------------------------------------------------

                          USAA LIFE WORLD GROWTH FUND

           AN  OVERVIEW                                          June 30, 1998

COMPARISON OF FUND TO BENCHMARK

[GRAPH APPEARS HERE]


              USAA LIFE WORLD GROWTH FUND

              01/05/95         $10,000.00
              01/31/95          $9,710.00
              02/28/95          $9,790.00
              03/31/95         $10,160.00
              04/30/95         $10,490.00
              05/31/95         $10,920.00
              06/30/95         $11,150.00
              07/31/95         $11,710.00
              08/31/95         $11,620.00
              09/30/95         $11,770.00
              10/31/95         $11,480.00
              11/30/95         $11,650.00
              12/31/95         $11,955.58
              01/31/96         $12,321.78
              02/29/96         $12,558.74
              03/31/96         $12,849.55
              04/30/96         $13,463.49
              05/31/96         $13,592.74
              06/30/96         $13,614.28
              07/31/96         $12,935.72
              08/31/96         $13,334.24
              09/30/96         $13,668.13
              10/31/96         $13,625.05
              11/30/96         $14,379.00
              12/31/96         $14,481.01
              01/31/97         $15,036.67
              02/28/97         $15,013.99
              03/29/97         $14,866.57
              04/30/97         $15,059.35
              05/31/97         $15,931.94
              06/30/97         $16,666.03
              07/31/97         $17,480.40
              08/31/97         $16,666.03
              09/30/97         $17,652.45
              10/31/97         $16,631.62
              11/30/97         $16,356.33
              12/31/97         $16,520.54
               1/31/98         $16,557.69
               2/28/98         $17,808.49
               3/31/98         $18,836.38
               4/30/98         $19,145.99
               5/31/98         $18,815.02
               6/30/98         $18,765.00


           MORGAN STANLEY CAPITAL INDEX WORLD

               01/95           $ 9,847.00
               02/95           $ 9,987.81
               03/95           $10,467.23
               04/95           $10,829.39
               05/95           $10,919.28
               06/95           $10,913.82
               07/95           $11,457.33
               08/95           $11,199.54
               09/95           $11,523.20
               10/95           $11,338.83
               11/95           $11,730.02
               12/95           $12,070.19
               01/96           $12,286.25
               02/96           $12,358.74
               03/96           $12,561.42
               04/96           $12,854.10
               05/96           $12,863.10
               06/96           $12,926.13
               07/96           $12,467.25
               08/96           $12,608.13
               09/96           $13,098.59
               10/96           $13,187.66
               11/96           $13,923.53
               12/96           $13,697.97
               1/97            $13,860.97
               2/97            $14,017.60
               3/97            $13,737.25
               4/97            $14,183.71
               5/97            $15,056.01
               6/97            $15,804.29
               7/97            $16,529.71
               8/97            $15,420.57
               9/97            $16,256.36
               10/97           $15,398.02
               11/97           $15,667.49
               12/97           $15,855.50
                1/98           $16,294.70
                2/98           $17,394.59
                3/98           $18,126.90
                4/98           $18,300.92
                5/98           $18,068.50
                6/98           $18,495.00

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life World Growth Fund to its benchmark, the Morgan Stanley Capital Index-World, an unmanaged index which reflects the movement of world stock markets by representing a broad selection of domestically listed companies within each market.

Calculations for the Morgan Stanley Index are based on a full calendar year in 1995, whereas the World Growth Fund calculations are based on a starting date of January 5, 1995-the inception date of this Fund. This comparison is for illustrative purposes only.

General Discussion
By Portfolio Managers R. David Ullom, David G. Peebles, Albert Sebastian, and
W. Travis Selmier, II

Market Conditions
The European and United States markets have produced excellent returns over the last 12 months and significantly outperformed both the emerging markets and Japan.

International
Europe-European markets provided favorable returns over this reporting period because of an improved outlook for economic growth and continued corporate mergers and acquisitions. In particular, the performance of the banking and insurance sectors benefited from acquisitions. The European markets also appreciated on news that the European monetary union remained on track.

Emerging Markets-Asia's economic problems have continued to cast a shadow over most emerging markets, with early 1998 recoveries fading by March. Weaknesses in commodity prices - from which many emerging markets' countries derive significant export earnings - have also taken a toll. Higher interest rates on emerging markets' debt have raised companies' financing costs. Strength in Mediterranean, selected Central European, and South African markets has not been enough to offset these factors; therefore, we have lowered our emerging markets' weighting.

Japan-Asia's currency crisis, combined with problems within the banking system, has continued to affect the Japanese economy and stock market. We have begun to selectively buy quality financial companies while holding export-related stocks. We have not changed our underweighted position awaiting more progress on the restructuring of Japan's tax and financial system.

INVESTMENT PROGRAM:
Not less than 65% of the Fund's assets are invested in a diversified portfolio of common stocks and other equity securities of both foreign and domestic issuers representing at least three countries, one of which may include the United States. The remainder of the Fund's assets may be invested in marketable debt securities having remaining maturities of less than one year which are issued or guaranteed as to both principal and interest by the U.S. government or by its agencies.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
                              AS OF
                        JUNE 30, 1998
December 31, 1997
to June 30, 1998:             13.59%*
One Year:                     12.60%
Three Year:                   18.95%
Since Inception
January 5, 1995:              19.70%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                   1998  SEMIANNUAL REPORT  B-25

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA LIFE WORLD GROWTH FUND

           AN OVERVIEW (Continued)                     June 30, 1998

UNITED STATES
Over the last six months the Fund's allocation to U.S. equities as a percentage of net assets has risen from 30.2% as of December 31, 1997, to 33.0% as of June 30, 1998. A wide variety of our domestic company stock holdings have outperformed the major U.S. averages, because they have only minor exposure to the economic problems of Southeast Asia. Such industries include retailing, financials, and healthcare. Surprisingly, several of our technology holdings have also outperformed the major averages. Performance in domestic equities was hampered by investments in household products, energy and oil services, and semiconductors.

COUNTRY WEIGHTINGS AS A PECENTAGE OF NET ASSETS as of June 30, 1998

Other* 15.9%
Spain 2.0%
USA 33.0%
Austria 2.0%
Sweden 2.3%
Italy 2.8%
Finland 2.9%                              [CHART APPEARS HERE]
Switzerland 3.3%
Denmark 3.3%
Germany 3.9%
United Kingdom 8.3%
Canada 4.1%
France 5.9%
Netherlands 5.7%
Japan 5.7%

* Each of the remaining countries' investments represented less than 2% of the portfolio's assets.

B-26  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life World Growth Fund

           An Overview (Continued)                     June 30, 1998

OUTLOOK
In the international markets we continue to favor European markets because of their economic and political stability as well as the relatively strong earnings growth. European equities will also benefit from further economic integration and more shareholder-oriented management. We remain cautious on Japan pending further progress on structuring and implementing policies, which would stimulate economic recovery. Currency volatility and weakness in Asian economies will mean continued turbulence in emerging markets with select opportunities. Although we are concerned about a slowdown in earnings growth in the United States, the fundamentals of the economy are positive and the U.S. market is viewed as a safe haven.

Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability, which are discussed in the prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

TOP 10 EQUITY HOLDINGS
as of June 30, 1998
                                    % of
                                Net Assets
Elf Aquitaine ADR (France)          1.3%
Akzo Nobel N.V. (Netherlands)       1.2
Nokia Corp. ADR (Finland)           1.2
Continental AG (Germany)            1.1
Microsoft Corp. (United States)     1.1
Telefonica de Espana
S.A. ADR (Spain)                    1.1
Autoliv, Inc. SDR (Sweden)          1.0
Morgan Stanley, Dean Witter,
Discover & Co. (United States)      1.0
Novartis AG (Switzerland)           1.0
Telecom Italia S.p.A. (Italy)       0.9

TOP 10 INDUSTRIES
OF EQUITY HOLDINGS
as of June 30, 1998
                                    % of
                                Net Assets
Banks - Major Regional              5.8%
Auto Parts                          5.5
Telephones                          5.1
Computer Software & Service         4.1
Oil - International Integrated      2.8
Communication Equipment             2.4
Insurance - Multi-Line
Companies                           2.4
Banks - Money Center                2.1
Household Products                  2.1
Medical Products & Supplies         2.0

                                                   1998  SEMIANNUAL REPORT  B-27

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Diversified Assets Fund

           An Overview                                 June 30, 1998

INVESTMENT PROGRAM:

Approximately 60% of the Fund's assets are invested in equity securities selected for total return potential and approximately 40% are invested in debt securities of varying maturities. On June 30, 1998 the portfolio mix was 61.3% common stocks and 35.6% fixed-income securities, as a percentage of net assets.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
                                AS OF
                        JUNE 30, 1998
December 31, 1997
to June 30, 1998:              8.52%*
One Year:                     17.83%
Three Year:                   18.73%
Since Inception
January 5, 1995:              19.97%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

COMPARISON OF FUND TO BENCHMARKS

[CHART APPEARS HERE]

          USAA LIFE DIVERSIFIED ASSETS FUND

              01/05/95        $10,000.00
              01/31/95        $10,120.00
              02/28/95        $10,330.00
              03/31/95        $10,550.00
              04/30/95        $10,860.00
              05/31/95        $11,240.00
              06/30/95        $11,300.00
              07/31/95        $11,450.00
              08/31/95        $11,640.00
              09/30/95        $11,970.00
              10/31/95        $11,890.00
              11/30/95        $12,270.00
              12/31/95        $12,633.12
              01/31/96        $12,833.81
              02/29/96        $12,844.38
              03/31/96        $13,108.45
              04/30/96        $13,002.82
              05/31/96        $13,150.70
              06/30/96        $13,340.83
              07/31/96        $13,002.82
              08/31/96        $13,192.95
              09/30/96        $13,678.84
              10/31/96        $14,059.10
              11/30/96        $14,650.62
              12/31/96        $14,440.16
              01/31/97        $14,808.13
              02/28/97        $14,964.24
              03/29/97        $14,573.96
              04/30/97        $14,941.94
              05/31/97        $15,616.43
              06/30/97        $16,051.18
              07/31/97        $16,863.46
              08/31/97        $16,337.19
              09/30/97        $16,966.42
              10/31/97        $16,783.37
              11/30/97        $17,183.80
              12/31/97        $17,428.85
               1/31/98        $17,609.40
               2/28/98        $18,319.55
               3/31/98        $18,813.05
               4/30/98        $18,849.16
               5/31/98        $18,817.01
               6/30/98        $18,913.00


             LIPPER BALANCED FUND AVERAGE

              01/05/95        $10,000.00
              01/31/95        $10,121.00
              02/28/95        $10,396.29
              03/31/95        $10,575.11
              04/30/95        $10,751.71
              05/31/95        $11,103.29
              06/30/95        $11,298.71
              07/31/95        $11,550.67
              08/31/95        $11,656.94
              09/30/95        $11,905.23
              10/31/95        $11,855.23
              11/30/95        $12,223.93
              12/31/95        $12,390.17
              01/31/96        $12,607.00
              02/29/96        $12,604.48
              03/31/96        $12,657.42
              04/30/96        $12,749.82
              05/31/96        $12,896.44
              06/30/96        $12,924.81
              07/31/96        $12,581.01
              08/31/96        $12,797.40
              09/30/96        $13,287.55
              10/31/96        $13,559.94
              11/30/96        $14,151.15
              12/31/96        $13,974.26
              01/31/97        $14,396.29
              02/28/97        $14,384.77
              03/31/97        $13,964.73
              04/30/97        $14,368.32
              05/31/97        $14,989.03
              06/30/97        $15,431.20
              07/31/97        $16,283.01
              08/31/97        $15,812.43
              09/30/97        $16,399.07
              10/31/97        $16,141.60
              11/30/97        $16,367.58
              12/31/97        $16,600.00
              01/31/98        $16,721.18
              02/28/98        $17,358.26
              03/31/98        $17,870.33
              04/30/98        $17,993.64
              05/31/98        $17,979.24
              06/30/98        $18,301.00


          LEHMAN BROTHERS AGGREGATE BOND INDEX

              01/05/95        $10,000.00
              01/31/95        $10,198.00
              02/28/95        $10,440.71
              03/31/95        $10,504.40
              04/30/95        $10,651.46
              05/31/95        $11,063.67
              06/30/95        $11,144.44
              07/31/95        $11,119.92
              08/31/95        $11,254.47
              09/30/95        $11,363.64
              10/31/95        $11,511.37
              11/30/95        $11,684.04
              12/31/95        $11,847.61
              01/31/96        $11,925.81
              02/29/96        $11,718.30
              03/31/96        $11,636.27
              04/30/96        $11,571.11
              05/31/96        $11,547.97
              06/30/96        $11,702.71
              07/31/96        $11,734.31
              08/31/96        $11,714.36
              09/30/96        $11,918.19
              10/31/96        $12,182.77
              11/30/96        $12,391.10
              12/31/96        $12,275.86
              01/31/97        $12,313.92
              02/28/97        $12,344.70
              03/31/97        $12,207.67
              04/30/97        $12,390.79
              05/31/97        $12,508.50
              06/30/97        $12,657.35
              07/31/97        $12,999.10
              08/31/97        $12,888.61
              09/30/97        $13,078.07
              10/31/97        $13,267.70
              11/30/97        $13,328.73
              12/31/97        $13,463.36
              01/31/98        $13,635.69
              02/28/98        $13,624.78
              03/31/98        $13,671.10
              04/30/98        $13,742.19
              05/31/98        $13,872.74
              06/30/98        $13,991.00

                   S&P 500 INDEX

                                 New
                               $ amount
                               --------
              01/95           $10,259.00
              02/95           $10,658.08
              03/95           $10,972.49
              04/95           $11,295.08
              05/95           $11,745.75
              06/95           $12,018.25
              07/95           $12,416.06
              08/95           $12,447.10
              09/95           $12,972.37
              10/95           $12,925.67
              11/95           $13,491.81
              12/95           $13,752.20
              01/96           $14,219.78
              02/96           $14,352.02
              03/96           $14,489.80
              04/96           $14,702.80
              05/96           $15,080.66
              06/96           $15,137.97
              07/96           $14,468.87
              08/96           $14,774.16
              09/96           $15,604.47
              10/96           $16,035.16
              11/96           $17,245.81
              12/96           $16,904.34
              1/97            $17,959.17
              2/97            $18,101.05
              3/97            $17,358.91
              4/97            $18,393.50
              5/97            $19,517.34
              6/97            $20,385.86
              7/97            $22,006.54
              8/97            $20,774.17
              9/97            $21,910.52
              10/97           $21,178.71
              11/97           $22,159.28
              12/97           $22,540.42
              1/98            $22,788.37
              2/98            $24,431.41
              3/98            $25,682.30
              4/98            $25,944.26
              5/98            $25,498.02
              6/98            $26,533.00


Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Diversified Assets Fund to two industry indexes and an independent rating agency's average which most closely resemble the holdings of this Fund.

The S&P 500 Index is an unmanaged index representing the average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 index. The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of the government/corporate index, the mortgage-backed securities index, and the asset-backed securities index. The Lipper Balanced Fund average is the average performance level of all variable annuity balanced funds as reported by Lipper Analytical Services, an independent organization that monitors the performance of variable annuity funds and mutual funds.

The calculations for all indexes and averages are based on a full calendar year in 1995, whereas the Diversified Assets Fund calculations are based on a starting date of January 5, 1995 - the inception date of this Fund. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers Harry Miller (Common Stocks) and Paul Lundmark (Debt Securities)

THE MARKET
Common Stocks-On June 30, 1998 the Standard and Poor's 500 Index closed at 1133.84 a gain of 16.8% over the 970.43 close of our last reporting period on December 31, 1997. Interest rates and inflation remain low - this is good for the stock market. Earnings per share are coming through but at a lower degree of increases. The market in the last quarter has been rather static and most of the first six months' gains were accomplished in the first quarter.

Debt Securities-Interest rates have come down since the last report. Investors are optimistic that the Asian economic downturn will slow U.S. economic growth. This slowdown would lessen the perceived threat of inflation caused by currently tight labor markets. However, if the U.S. economy continues to "hum along", labor costs could increase causing inflation to rise. Investors would then demand higher interest rates to compensate for the increase in inflation.

B-28  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Diversified Assets Fund

           An Overview (Continued)                     June 30,1998

Portfolio Strategy
Common Stocks-This Fund holds large, well-established companies, which we believe are undervalued. Diversification in 27 industries and 40 companies is broad.

The industries with the highest percentage of assets are automobiles, healthcare (drugs, diversified and medical products), retail (department stores and general merchandise), oil (domestic and international), banks (regional and money centered), and telephones.

The following stocks were up more than 20% during the period: Monsanto (chemicals), Chrysler, Ford Motor (automobiles), May Department Stores (retail department stores), Sears, Roebuck (retail general merchandise), Chase Manhattan (banks-money center), Pharmacia & UpJohn (drugs), American Home Products, Bristol Myers Squibb (healthcare-diversified), Bausch & Lomb (medical products & supplies) and Sprint (telecommunications-long distance). Company stocks with negative returns for the period include the following: Boeing (aerospace/defense), Rockwell International (electrical equipment), Deere (machinery-diversified), Kimberly-Clark (house-hold products), Atlantic Richfield, Unocal (oil-domestic integrated), PNC Bank (banks-major regional) and NICOR (natural gas).

In the last six months, we added J.C. Penney (retail - department stores), Unisource Worldwide (paper and forest products), Occidental Petroleum (oil-domestic integrated), Applied Materials (semiconductor equipment) and Associates First Capital (consumer finance), a spin-off from Ford Motor. The following holdings were eliminated: Philip Morris, RJR Nabisco Holdings (tobacco), Minnesota Mining & Manufacturing (manufacturing-diversified industries), and Xerox Corp (photography-imaging).

TOP 10 EQUITY HOLDINGS
as of June 30, 1998
                                    % of
                                Net Assets
Bristol-Myers Squibb Co.            2.9%
American Home Products Corp.        2.6
Allstate Corp.                      2.3
SBC Communications                  2.2
SouthTrust Corp.                    2.2
Ford Motor Co.                      2.1
Pharmacia & Upjohn                  2.1
B.F. Goodrich Co.                   2.0
Texaco                              2.0
Chrysler Corp.                      1.9

TOP 5 DEBT HOLDINGS
as of June 30, 1998
                          Coupon     % of
                           Rate    Net Assets
HUBCO, Subordinated
Debentures                 8.20%     1.9%
Giddings and Lewis,
Notes                      7.50      1.8
Nationwide Health
Properties, MTN            8.61      1.8
Tele-Communications,
Senior Notes               8.25      1.8
WorldCom,
Senior Notes               7.55      1.8

                                                   1998  SEMIANNUAL REPORT  B-29

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Diversified Assets Fund

           An Overview (Continued)                     June 30, 1998

Debt Securities - Given the concern about where interest rates could go, we want to stress that we are not relying on an interest rate forecast. No one has been successful in predicting the course of interest rates over time. As a result, there will be no dramatic change in the maturity and duration (measures of interest rate sensitivity) of the portfolio in an effort to time the market. In addition, we balance the portfolio with different types of securities so that we are not making a one directional bet on the course of rates. Our emphasis continues to be looking for bonds that represent value in terms of risk and total return. The other side of that search is selling securities from the portfolio that no longer represent value.

We have increased the percentage of mortgage backed securities that will perform well if interest rates remain unchanged or rise. These instruments are defensive in nature and balance the other bonds in the portfolio that do well in a decreasing interest rate environment.

Within the Fund's bond portion, the best performing holdings were Giddings & Lewis (manufacturing - specialized) and Kmart (retail - general merchandising). A financially stronger German conglomerate acquired Giddings & Lewis, and Kmart continues to improve its business and financial position. The investment Great Atlantic & Pacific (retail - food) underperformed due to weakness in their operations. We continue to hold this bond because the company is addressing their problems and should ultimately be in better financial shape than before.

OUTLOOK
Common Stocks-In our opinion, the Asian situation will have more of a negative impact in the next six months. Because of this we have limited such exposure in the Fund. Exports to this area have decreased greatly - while they are sending us more imports, the dollar continues to strengthen and may get stronger.

We intend to remain overweighted to the market in automobiles, banks, healthcare, telephones, and retailing.

Debt Securities-There are a vast number of factors that could cause interest rates to rise or fall. Given that, our focus will remain on finding securities that will provide attractive yields and offer value in terms of risk and reward.

TOP 10 INDUSTRIES
as of June 30, 1998
                                    % of
                                 Net Assets
Real Estate Investment Trusts       10.5%
Banks - Major Regional               8.4
Telephones                           5.8
Healthcare - Diversified             5.5
Asset Backed Financings              5.2
Oil - International Integrated       4.1
Automobiles                          4.0
Telecommunications -
Long Distance                        3.5
Retail - General Merchandising       3.5
Oil - Domestic Integrated            3.2

B-30  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Aggressive Growth Fund

           An Overview                                 June 30, 1998

Comparison of Fund to Benchmark

[CHART APPEARS HERE]

                  RUSSELL 2000 INDEX

              05/01/97       $10,000.00
              05/31/97       $11,112.00
              06/30/97       $11,588.70
              07/31/97       $12,127.58
              08/31/97       $12,405.30
              09/30/97       $13,313.37
              10/31/97       $12,728.91
              11/30/97       $12,646.17
              12/31/97       $12,867.48
               1/31/98       $12,664.18
               2/28/98       $13,600.06
               3/31/98       $14,160.38
               4/30/98       $14,238.26
               5/31/98       $13,470.82
               6/30/98       $13,499.00

          USAA LIFE AGGRESSIVE GROWTH FUND

              05/97        $10,670.00
              06/97        $11,160.00
              07/97        $12,060.00
              08/97        $12,330.00
              09/97        $13,530.00
              10/97        $12,640.00
              11/97        $12,120.00
              12/97        $11,825.53
              1/31/98      $11,855.85
              2/28/98      $ 13169.8
              3/31/98      $ 13624.63
              4/30/98      $ 13877.31
              5/31/98      $ 12947.15
              6/30/98      $   13531


Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life Aggressive Growth Fund to the broad-based Russell 2000/(R)/ Index, a widely recognized small-cap index which most closely resembles the holdings of this Fund. The Russell 2000 Index is an unmanaged index consisting of the 2,000 smallest companies within the Russell 3000 Index.

The calculations for the Russell 2000 are based on a starting date of May 1, 1997, whereas the calculations for the Aggressive Growth Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers John K. Cabell and Eric M. Efron

THE MARKET
Two patterns that have emerged in recent years continued to prevail in the stock market during the first half of 1998. First, volatility remained the order of the day. During the period, a turbulent mixture of opposing forces influenced investor sentiment, and depending on which influences were most powerful, the market moved accordingly on a short-term basis. Among the positive crosscurrents were a good economy, favorable interest rates, low inflation, and reasonably good earnings releases. Countering these were concerns of an impending economic slowdown, fears of rising interest rates, high valuations, apprehension that economic difficulties in Asia and Russia might impact U.S. corporate earnings, and the release of a number of disappointing earnings reports - most notably in the highly visible technology sector.

The second prevailing pattern was the continuing outperformance of large capitalization (cap) equities versus their smaller counterparts. In general, investors continued to favor the liquidity of large capitalization stocks over the better earnings prospects and lower valuations offered by small cap equities. For the six months ended June 30, 1998, the large cap-oriented S&P 500/(R)//1/ Index generated a total return of 17.8% (reinvested) versus 5.3% by the small-cap based Russell 2000/(R)//2/ Index.
Against this backdrop, the

/1/ The S&P 500 Index is an unmangaged index representing the average performance of a group of 500 widely held, publicly traded stocks.
/2/ The Russell 2000 Index is an unmanaged index which consists of approximately 2,000 of the smallest companies within the Russell 3000 Index and is a widely recognized small cap index.

INVESTMENT PROGRAM:

Invests in equity securities. The Fund will invest in companies that have the prospect of rapidly growing earnings.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
                               AS OF
                        JUNE 30, 1998
December 31, 1997
to June 30, 1998:             14.42%*
One Year:                     21.25%
Since Inception
 May 1, 1997:                 29.59%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.

                                                   1998  SEMIANNUAL REPORT  B-31

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Aggressive Growth Fund

           An Overview (Continued)                     June 30, 1998

USAA Life Aggressive Growth Fund, which consists primarily of smaller growth stocks with market capitalizations below $3 billion, returned 14.4%, surpassing the Russell 2000 by a wide margin, but falling short of the S&P 500.

THE PORTFOLIO STRATEGY
Our basic strategy remains unchanged. Because this is an aggressive growth fund, our primary focus is on growth, not value. We invest in companies with rapid earnings growth potential. Because we believe that earnings are the basic building blocks of value, we feel there is a positive correlation between earnings growth, value accretion, and ultimately stock price movement. We are not uncomfortable with the fact that many of our holdings sell at premium valuations. We feel that these premiums are justified by superior growth prospects and that they will be more than made up for over the longer term.

We prefer to invest in companies that are well positioned to take advantage of prolonged social and economic trends. In our opinion, companies that embrace change have a much better chance to thrive than those that resist it. Many of our investments center on such themes as the telecommunications revolution, new computing, the drive for productivity, changing lifestyles, and consolidation.

As is typical of aggressive growth funds in general, we invest primarily in smaller market capitalization companies. We feel that smaller companies are innovative, flexible, and receptive to change. They are also capable of very rapid growth from their small bases. Nevertheless, small cap stocks have been known to underperform their large cap competitors for prolonged periods of time, and this can be very frustrating for investors and portfolio managers. We are in one of those phases right now.

TOP 10 EQUITY HOLDINGS
as of June 30, 1998
                                    % of
                                Net Assets
AAR Corp.                           2.8%
Dell Computer Corp.                 2.8
Cisco Systems                       2.2
Microsoft Corp.                     2.1
Sirrom Capital Corp.                2.1
Pixar                               2.0
Dominick's Supermarkets             1.8
Four Seasons Hotels                 1.7
99 Cents Only Stores                1.4
3Com Corp.                          1.3

TOP 10 INDUSTRIES
as of June 30, 1998
                                    % of
                                Net Assets
Computer Software & Service         7.8%
Computers - Networking              5.3
Electronics - Semiconductors        5.2
Telephones                          4.9
Oil & Gas - Drilling/Equipment      4.8
Aerospace/Defense                   4.5
Retail - Specialty                  4.4
Internet Services                   4.0
Communication Equipment             3.9
Biotechnology                       3.8

B-32  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Aggressive Growth Fund

           An Overview (Continued)                     June 30,1998

To alleviate this disparity in performance, we invest approximately 20% of our assets in large capitalization stocks. This could potentially enhance performance, reduce volatility, and provide investors with more exposure to companies that they recognize.

We continue to invest heavily in the technology and telecommunications sectors in order to take advantage of productivity enhancement and telecom deregulation, two of the most powerful and pervasive trends in the business environment today. In the technology sector, we have increased our exposure in the semiconductor capital equipment and disk drive industries both of which are currently encountering cyclical downturns, but are expected to start staging strong recoveries in the near future. We have reduced our exposure in the energy services area, which has been hurt by declining energy prices. In addition, we have increased our holdings in retail stocks in order to capitalize on the strong domestic consumer economy.

OUTLOOK
We are encouraged about the future. The stocks in which we have invested have rapid earnings growth potential which, if realized, should pave the way for meaningful price appreciation. On the other hand, experience has conditioned us to temper this optimism with caution. In our opinion the mix of positive and negative factors described above is likely to persist. Thus, we expect the stock market to remain volatile. The performance gap between large cap and small cap equities appears to have started to narrow in recent trading sessions. If this develops into a sustained trend, we think the USAA Life Aggressive Growth Fund will be well positioned to take advantage of the situation. If small cap equities revert to their typical underperformance of recent years, the Fund, in all likelihood, will be impacted. Nevertheless, we believe the inclusion of large cap equities in the portfolio will reduce volatility and enhance performance.

                                                   1998  SEMIANNUAL REPORT  B-33

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA Life International Fund

           An Overview                                 June 30, 1998

INVESTMENT PROGRAM:
At least 80% of the Fund's assets will be invested in equity securities of foreign companies.

NET ASSET VALUE (NAV)
AVERAGE ANNUAL
TOTAL RETURN
                                AS OF
                        JUNE 30, 1998
December 31, 1997
to June 30, 1998:             10.99%*
One Year:                      5.62%
Since Inception
May 1, 1997:                  11.14%

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.


The total return calculations found in this section are calculated at the Fund's investment level and reflect the change in the net asset value (NAV), the reinvestment of income dividends, and the deductions of Fund expenses. More specific information regarding the Fund expenses can be found in the Variable Annuity prospectus. These NAV total return calculations represent past performance which is no guarantee of future returns.


COMPARISON OF FUND TO BENCHMARK

[GRAPH APPEARS HERE]

          MORGAN STANLEY CAPITAL INDEX - EAFE

              05/01/97       $10,000.00
              05/31/97       $10,651.00
              06/30/97       $11,237.87
              07/31/97       $11,419.92
              08/31/97       $10,566.86
              09/30/97       $11,158.60
              10/31/97       $10,300.50
              11/30/97       $10,195.44
              12/31/97       $10,284.14
               1/31/98       $10,754.12
               2/28/98       $11,444.54
               3/31/98       $11,797.03
               4/30/98       $11,890.23
               5/31/98       $11,831.96
               6/30/98       $11,922.00

           USAA LIFE INTERNATIONAL FUND


               05/97      $10,300.00
               06/97      $10,710.00
               07/97      $11,080.00
               08/97      $10,470.00
               09/97      $11,180.00
               10/97      $10,440.00
               11/97      $10,110.00
               12/97      $10,191.92
               1/31/98    $10,171.63
               2/28/98    $10,830.81
               3/31/98    $11,530.56
               4/30/98    $11,773.94
               5/31/98    $11,585.69
               6/30/98    $11,312.00

Data represent the last business day of each month.

The graph above compares the performance of a $10,000 hypothetical investment in the USAA Life International Fund to the Morgan Stanley Capital Index (MSCI)- EAFE. The MSCI EAFE is an unmanaged index which reflects the movements of stock markets in Europe, Australia, and the Far East (EAFE) by representing a broad selection of domestically listed companies within each market.

The calculations for the (MSCI)-EAFE are based on a starting date of May 1, 1997, whereas the calculations for the International Fund are based on a starting date of May 5, 1997. This comparison is for illustrative purposes only.

GENERAL DISCUSSION
By Portfolio Managers David G. Peebles, W. Travis Selmier II, and Albert
Sebastian

MARKET CONDITIONS
European markets continued to significantly outperform both the emerging markets and Japan.

Europe-European markets provided favorable returns over the period because of an improved outlook for economic growth and continued corporate mergers and acquisitions. In particular, the performance of the banking and insurance sectors benefited from acquisitions. The European markets also appreciated on news that the European monetary union remained on track.

Emerging Markets-Asia's economic problems have continued to cast a shadow over most emerging markets, with early 1998 recoveries fading by March. Weaknesses in commodity prices - from which many emerging markets' countries derive significant export earnings - have also taken a toll. Higher interest rates on emerging markets' debt have raised companies' financing costs. Strength in Mediterranean, selected Central European, and South African markets has not been enough to offset these factors; therefore, we have lowered our emerging markets' weighting.

Japan-Asia's currency crisis, combined with problems within the banking system, has continued to affect the Japanese economy and stock market. We have begun to selectively buy quality financial companies while holding export-related stocks. We have not changed our underweighted position, awaiting more progress on the restructuring of Japan's tax and financial system.

B-34  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA Life International Fund

           An Overview (Continued)                     June 30, 1998

OUTLOOK
We continue to favor European markets because of their economic and political stability as well as their relatively strong earnings growth. European equities will also benefit from further economic integration and more shareholder-oriented management. We remain cautious on Japan pending further progress on structuring and implementing policies, which would stimulate economic recovery. Currency volatility and weakness in Asian economies will mean continued turbulence in emerging markets with select opportunities.

Foreign investing is subject to additional risks such as currency fluctuations, market illiquidity, and political instability, which are discussed in the prospectus. Since return on any investment is generally commensurate with risk, investors should be aware of the potential volatility associated with foreign markets.

TOP 10 EQUITY HOLDINGS
as of June 30, 1998
                                    % of
                                Net Assets
Akzo Nobel (Netherlands)            1.9%
Elf Aquitaine ADR (France)          1.9
Nokia Corp. ADR (Finland)           1.9
Autoliv, Inc. SDR (Sweden)          1.6
Continental AG (Germany)            1.6
Tele Danmark A/S
ADR (Denmark)                       1.6
Telecom Italia S.p.A. (Italy)       1.5
Veba AG (Germany)                   1.5
ING Group N.V. (Netherlands)        1.4
National Bank of Canada
(Canada)                            1.3

TOP 10 INDUSTRIES OF EQUITY HOLDINGS
as of June 30, 1998
                                    % of
                                Net Assets
Banks - Major Regional              7.7%
Telephones                          7.5
Auto Parts                          7.2
Oil - International Integrated      4.0
Computer Software & Service         3.5
Insurance - Multi/Lines             2.9
Manufacturing -
Diversified Industries              2.9
Services - Commercial
& Consumer                          2.8
Chemicals - Specialty               2.7
Drugs                               2.4

                                                   1998  SEMIANNUAL REPORT  B-35

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA Life International Fund
           An Overview (Continued)                     June 30, 1998

COUNTRY WEIGHTINGS AS A PERCENTAGE OF NET ASSETS as of June 30, 1998

Other* 17.9
United Kingdom 12.7%
France 9.2%
Norway 2.2%
Portugal 2.4%
Austria 3.0%
Netherlands 9.0%                      [CHART APPEARS HERE]
Spain 3.1%
Italy 4.0%
Japan 8.4%
Finland 4.2%
Sweden 3.6%
Canada 6.2%
Switzerland 4.9%
Denmark 5.5%
Germany 5.8%

* Each of the remaining countries' investments represented less than 3% of the portfolio's assets.

B-36  SEMIANNUAL REPORT  1998
                      this page left blank intentionally

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life Money Market Fund

     Portfolio of Investments                    June 30, 1998 (Unaudited)


Principal                                                                Market
 Amount                                        Coupon                     Value
  (000)          Security                       Rate      Maturity        (000)
---------        --------                      ------     --------       ------
                        FIXED RATE INSTRUMENTS (75.8%)

        AGRICULTURAL PRODUCTS
$  857  Cargill, Inc., CP                       5.48%     7/16/98      $    855
                                                                       --------
        CHEMICALS
   841  Akzo Nobel, Inc., CP                    5.58      7/13/98           840
   800  E.I. DuPont De Nemours and Co., CP      5.52      7/15/98           798
                                                                       --------
                                                                          1,638
                                                                       --------
        FINANCE - CONSUMER
   443  Associates Corp. of North America, CP   6.20      7/01/98           443
   655  Ford Motor Credit Co., CP               5.54      7/10/98           654
   684  General Motors Acceptance Corp., CP     5.51      7/10/98           683
   700  Transamerica Finance Corp., CP          5.53      7/07/98           699
                                                                       --------
                                                                          2,479
                                                                       --------
        FOODS
   910  H.J. Heinz Co., CP                      5.50      7/07/98           909
                                                                       --------

        U.S. GOVERNMENT
   545  Federal Farm Credit Bank, DN            5.40      7/24/98           543
   716  Federal Home Loan Mortgage, DN          5.44      7/02/98           716
   530  Federal Home Loan Mortgage, DN          5.44      7/06/98           530
   580  Federal Home Loan Mortgage, DN          5.45      7/14/98           579
   618  Federal Home Loan Mortgage, DN          5.45      7/17/98           616
   906  Federal Home Loan Mortgage, DN          5.46      7/20/98           903
   984  Federal Home Loan Mortgage, DN          5.44      7/23/98           981
   577  Federal National Mortgage Assn., DN     5.45      7/08/98           577
   809  Federal National Mortgage Assn., DN     5.42      7/09/98           808
   969  Federal National Mortgage Assn., DN     5.47      7/21/98           966
                                                                       --------
                                                                          7,219
                                                                       --------
        Total fixed rate instruments (cost: $13,100)                     13,100
                                                                       --------

                      VARIABLE RATE DEMAND NOTES (25.1%)

        ASSET BACKED SECURITIES
   150  Capital One Funding Corp., Notes,
           Series 1993A (CRE)                   5.63      6/02/08           150
   187  Capital One Funding Corp., Notes,
           Series 1995C (CRE)                   5.63     10/01/15           187
                                                                       --------
                                                                            337
                                                                       --------
        AUTO PARTS
   200  Alabama IDA RB (Rehau Project) (CRE)    5.67     10/01/19           200
   540  Bardstown, KY, RB, Series 1994 (CRE)    5.69      6/01/24           540
                                                                       --------
                                                                            740
                                                                       --------

        CHEMICALS
   440  Wyckoff Chemical Company, Inc.,
           Note, Series 1997 (CRE)              5.66      2/01/27           440
                                                                       --------
        GENERAL OBLIGATIONS
   500  Syracuse, NY, GO, Series 1997A (CRE)    5.85     10/15/14           500
                                                                        -------


Principal                                                                Market
 Amount                                        Coupon                     Value
  (000)          Security                       Rate      Maturity        (000)
---------        --------                      ------     --------       ------

        HEALTHCARE - DIVERSIFIED
$  300  GMS Associates II Project Health Care
           RB, Series 1995 (CRE)                5.70      8/15/25      $    300
                                                                       --------
        HEALTHCARE - SPECIALIZED SERVICES
   500  Mason City Clinic, P.C., IA, Bonds,
           Series 1992 (CRE)                    5.75      9/01/22           500
                                                                       --------
        HOSPITALS
   200  Dome Corp., Bonds,
           Series 1991 (CRE)                    5.70      8/31/16           200
                                                                       --------
        LEISURE TIME
   500  Fox Valley Ice Arena IL, RB,
           Series 1997 (CRE)                    5.70      7/01/27           500
                                                                       --------
        MULTI-FAMILY HOUSING
   420  Arbor Properties, Inc., Notes (CRE)     5.70     11/01/21           420
                                                                       --------
        NURSING/CONTINUING CARE CENTERS
   200  Lincolnwood Funding Corp. RB,
           Series 1995A (CRE)                   5.70      8/01/15           200
                                                                       --------
        REAL ESTATE - OTHER
   100  H/M Partners, LLC, Bond (CRE)           5.70     10/01/20           100
   100  MMR Funding I, Note, Series A (CRE)     5.63      9/01/10           100
                                                                       --------
                                                                            200
                                                                       --------

        Total variable rate demand notes (cost: $4,337)                   4,337
                                                                       --------
        Total investments (cost: $17,437)                              $ 17,437
                                                                       ========

B-38  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life Money Market Fund

     PORTFOLIO OF INVESTMENTS (Continued)        June 30, 1998 (Unaudited)


                         PORTFOLIO SUMMARY BY INDUSTRY
          U.S. Government                                       41.8 %
          Finance - Consumer                                    14.3
          Chemicals                                             12.0
          Foods                                                  5.3
          Agricultural Products                                  4.9
          Auto Parts                                             4.3
          General Obligations                                    2.9
          Healthcare - Specialized Services                      2.9
          Leisure Time                                           2.9
          Multi-Family Housing                                   2.4
          Asset Backed Securities                                2.0
          Healthcare - Diversified                               1.7
          Hospitals                                              1.2
          Nursing/Continuing Care Centers                        1.2
          Real Estate - Other                                    1.1
                                                               ------
          Total                                                100.9%
                                                               ======


See accompanying "Notes to Portfolios of Investments" on page B-58.


                                                   1998  SEMIANNUAL REPORT  B-39

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA Life Income Fund

     PORTFOLIO OF INVESTMENTS                    June 30,1998 (Unaudited)

                                                                      Market
  Number                                                              Value
of Shares                      Security                                (000)
---------                      --------                               ------
                 PREFERRED STOCKS (10.5%)

  15,000  Avalon Bay Communities, Inc. "A", 9%
             cumulative redeemable                                   $    386
  12,000  Duke Realty Investments, Inc. depositary
             shares "A", 9.10% cumulative redeemable                      314
  10,000  Equity Residential Properties Trust depositary
             shares "B", 9.125% cumulative redeemable                     262
  12,000  Equity Residential Properties Trust depositary
             shares "C", 9.125% cumulative redeemable                     317
  22,000  First Industrial Realty Trust, Inc. depositary
             shares "B", 8.75% cumulative redeemable                      555
  20,000  Gables Residential Trust "A", 8.3% cumulative
             redeemable                                                   493
   6,000  Post Properties, Inc. "A", 8.5% cumulative
             redeemable                                                   327
   6,000  Security Capital Industrial Trust "C", 8.54%
             cumulative redeemable                                        330
  12,000  Shurgard Storage Centers, Inc. "B", 8.8%
             cumulative redeemable                                        312
  12,000  United Dominion Realty Trust, Inc. depositary
             shares "A", 9.25% cumulative redeemable                      309
                                                                     --------
          Total preferred stocks (cost: $3,546)                         3,605
                                                                     --------

Principal
 Amount                                         Coupon
 (000)                                           Rate    Maturity
---------                                       -------  --------

                         CORPORATE OBLIGATIONS (24.5%)

$    300  Caliber Systems, Inc., Notes           7.80%      8/01/06       326
   1,000  Caterpillar Financial Services
             Corp., MTN                          5.83      10/16/00       999
     500  Chase Manhattan Corp.,
             Subordinated Notes                  7.13       2/01/07       529
   1,000  Chrysler Financial Corp., MTN          6.05       3/06/01     1,002
     500  First Union Corp., Subordinated Notes  7.50       7/15/06       540
   1,000  General Electric Credit Corp., MTN     5.73       6/19/00     1,000
     440  General Motors Acceptance
             Corp., Notes                        5.95       4/20/01       439
     500  Household Finance Corp., Notes         7.25       5/15/06       528
   1,000  Kroger Co., Notes, 7/01/00
             mandatory put                       6.00       7/01/10       999
     500  Province of Quebec, Global Debentures  7.00       1/30/07       526
   1,000  Wal-Mart Stores, Inc. Notes, 6/01/00
             mandatory put                       5.85       6/01/18     1,001
     500  Wells Fargo & Co., Subordinated Notes  6.88       4/01/06       521
                                                                     --------
          Total corporate obligations (cost: $8,181)                    8,410
                                                                     --------
                    U.S. GOVERNMENT & AGENCY ISSUES (64.1%)

          FEDERAL HOME LOAN BANK BOND (5.9%)
   2,000  5.575%, 6/22/00                                               1,998
                                                                     --------

                                                                      Market
 Principal                                                             Value
  Amount                       Security                                (000)
  ------                       --------                                -----
          FEDERAL NATIONAL MORTGAGE ASSN.  (13.5%)

$  2,044  7.00%, 6/01/24 - 10/01/26                                  $  2,077
   1,572  7.50%, 1/01/25 - 10/01/26                                     1,615
     321  8.00%, 1/01/25                                                  333
     581  8.50%, 12/01/24                                                 608
                                                                     --------
                                                                        4,633
                                                                     --------

          FEDERAL NATIONAL MORTGAGE ASSN., MTN  (7.3%)

   2,500  5.65%, 6/12/00                                                2,500
                                                                     --------
          GOVERNMENT NATIONAL MORTGAGE ASSN. (19.0%)

   1,789  7.00%, 8/15/23 - 4/15/26                                      1,823
   2,523  7.50%, 8/15/23 - 8/15/26                                      2,598
   1,043  8.00%, 5/15/24                                                1,083
     966  8.50%, 12/15/24                                               1,021
                                                                     --------
                                                                        6,525
                                                                     --------
          U.S. TREASURY BOND (18.4%)

   4,978  7.875%, 2/15/21                                               6,319
                                                                     --------

          Total U.S. government & agency issues (cost: $20,097)        21,975
                                                                     --------
          Total investments (cost: $31,824)                          $ 33,990
                                                                     ========

B-40  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                             USAA Life Income Fund

     PORTFOLIO OF INVESTMENTS (Continued)        June 30, 1998 (Unaudited)

                         PORTFOLIO SUMMARY BY INDUSTRY

          U.S. Government                                       64.1%
          Real Estate Investment Trusts                         10.5
          Finance - Consumer                                     5.8
          Banks - Money Center                                   3.1
          Electrical Equipment                                   2.9
          Machinery - Diversified                                2.9
          Retail - Food                                          2.9
          Retail - General Merchandising                         2.9
          Banks - Major Regional                                 1.5
          Foreign Government                                     1.5
          Truckers                                               1.0
                                                               ------
          Total                                                 99.1%
                                                               ======

See accompanying "Notes to Portfolios of Investments" on page B-58.


                                                   1998  SEMIANNUAL REPORT  B-41

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Growth and Income Fund

     PORTFOLIO OF INVESTMENTS                    June 30, 1998 (Unaudited)


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

                             COMMON STOCKS (98.5%)
           AEROSPACE/DEFENSE (2.3%)
  54,000   Boeing Co.                                           $  2,406
                                                                --------
           AIRLINES (1.3%)
  17,000   AMR Corp.*                                              1,415
                                                                --------
           ALUMINUM (1.3%)
  21,000   Aluminum Co. of America                                 1,385
                                                                --------
           AUTOMOBILES (1.6%)
  28,000   Ford Motor Co.                                          1,652
                                                                --------
           AUTO PARTS (3.1%)
  60,000   Intermet Corporation                                    1,087
  42,500   Lear Corp.*                                             2,181
                                                                --------
                                                                   3,268
                                                                --------
           BANKS - MAJOR REGIONAL (1.2%)
  24,000   PNC Bank Corp.                                          1,291
                                                                --------
           BANKS - MONEY CENTER (2.9%)
  18,000   BankAmerica Corp.                                       1,556
  13,000   Bankers Trust Corp.                                     1,509
                                                                --------
                                                                   3,065
                                                                --------
           BEVERAGES - ALCOHOLIC (1.2%)
  28,000   Anheuser-Busch Companies, Inc.                          1,321
                                                                --------
           CHEMICALS (3.0%)
  15,000   Dow Chemical Co.                                        1,450
  50,000   Millennium Chemicals, Inc.                              1,694
                                                                --------
                                                                   3,144
                                                                --------
           CHEMICALS - DIVERSIFIED (3.1%)
  47,000   B.F. Goodrich Co.                                       2,332
  14,000   FMC Corp.                                                 955
                                                                --------
                                                                   3,287
                                                                --------
           COMMUNICATION EQUIPMENT  (2.0%)
  25,336   Lucent Technologies, Inc.                               2,108
                                                                --------
           COMPUTER - NETWORKING (2.0%)
  22,500   Cisco Systems, Inc.*                                    2,071
                                                                --------
           CONSUMER JEWELRY AND NOVELTIES -
           MISCELLANEOUS (1.5%)
  32,100   American Greetings Corp. "A"                            1,635
                                                                --------
           CONTAINERS - METALS & GLASS (1.5%)
  39,000   Ball Corp.                                              1,567
                                                                --------
           DRUGS (3.3%)
   9,000   Merck & Co., Inc.                                       1,204
  49,000   Pharmacia & Upjohn, Inc.                                2,260
                                                                --------
                                                                   3,464
                                                                --------

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           ELECTRIC UTILITIES (2.4%)
  37,000   Houston Industries, Inc.                             $  1,143
  43,000   Pacific Gas & Electric Co.                              1,357
                                                                --------
                                                                   2,500
                                                                --------
           ELECTRICAL EQUIPMENT (1.1%)
  25,000   Rockwell International Corp.                            1,202
                                                                --------
           ELECTRONICS - SEMICONDUCTORS (1.5%)
  20,000   Intel Corp.                                             1,482
   5,600   National Semiconductor Corp.*                              74
                                                                --------
                                                                   1,556
                                                                --------
           ENGINEERING & CONSTRUCTION (1.8%)
  37,000   Fluor Corp.                                             1,887
                                                                --------
           EQUIPMENT - SEMICONDUCTORS (1.1%)
  39,000   Applied Materials, Inc.*                                1,151
                                                                --------
           FINANCE - CONSUMER (1.5%)
  20,983   Associates First Capital Corp. "A"                      1,613
                                                                --------
           FINANCE - DIVERSIFIED (3.8%)
  31,000   Morgan Stanley, Dean Witter,
              Discover & Co.                                       2,833
  17,000   PMI Group, Inc.                                         1,247
                                                                --------
                                                                   4,080
                                                                --------
           FOODS (1.6%)
  28,000   Bestfoods                                               1,626
   2,500   Corn Products International, Inc. *                        84
                                                                --------
                                                                   1,710
                                                                --------
           HEALTHCARE - DIVERSIFIED (2.1%)
  44,000   American Home Products Corp.                            2,277
                                                                --------
           HEALTHCARE - HMO's (3.0%)
  57,000   Humana, Inc. *                                          1,778
  17,000   Pacificare Health Systems, Inc, "A" *                   1,436
                                                                --------
                                                                   3,214
                                                                --------
           HEAVY DUTY TRUCKS & PARTS (1.4%)
  25,500   Aeroquip-Vickers, Inc.                                  1,489
                                                                --------
           HOMEBUILDING (1.1%)
  59,500   Walter Industries, Inc. *                               1,127
                                                                --------
           HOUSEHOLD PRODUCTS (1.6%)
  37,000   Kimberly-Clark Corp.                                    1,697
                                                                --------
           INSURANCE - LIFE/HEALTH (1.2%)
  17,000   Aetna, Inc.                                             1,294
                                                                --------

B-42  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Growth and Income Fund

  PORTFOLIO OF INVESTMENTS (Continued)             June 30, 1998 (Unaudited)

                                                                 Market
 Number                                                           Value
of Shares                      Security                           (000)
---------                      --------                         -------

           INSURANCE - MULTI-LINE COMPANIES (1.6%)
  11,400   American International Group, Inc.                   $  1,664
                                                                --------
           INSURANCE - PROPERTY/CASUALTY (3.1%)
  10,000   Allstate Corp.                                            916
  23,000   Everest Reinsurance Holdings, Inc.                        884
  30,000   Highlands Insurance Group, Inc. *                         555
  22,000   Travelers Property Casualty Corp.                         943
                                                                --------
                                                                   3,298
                                                                --------
           LEISURE TIME (1.0%)
  44,000   Brunswick Corp.                                         1,089
                                                                --------
           MACHINERY - DIVERSIFIED (2.2%)
  25,000   Deere & Co.                                             1,322
  40,159   Flowserve Corp.                                           989
                                                                --------
                                                                   2,311
                                                                --------
           MANUFACTURING - DIVERSIFIED INDUSTRIES (1.4%)
  25,500   Hillenbrand Industries,  Inc.                           1,530
                                                                --------
           MANUFACTURING - SPECIALIZED (1.7%)
  33,000   Avery Dennison Corp.                                    1,774
                                                                --------
           MEDICAL PRODUCTS & SUPPLIES (2.2%)
  33,000   Bausch & Lomb, Inc.                                     1,654
  12,000   Baxter International, Inc.                                646
                                                                --------
                                                                   2,300
                                                                --------
           METALS/MINING (0.5%)
  37,000   Inco Ltd.                                                 504
   2,300   Titanium Metals Corp.                                      51
                                                                --------
                                                                     555
                                                                --------
           NATURAL GAS UTILITIES (1.1%)
  31,000   Sonat, Inc.                                             1,197
                                                                --------
           OIL - DOMESTIC INTEGRATED (2.8%)
  61,000   Occidental Petroleum Corp.                              1,647
  36,000   Unocal Corp.                                            1,287
                                                                --------
                                                                   2,934
                                                                --------
           OIL - INTERNATIONAL INTEGRATED (1.4%)
  24,000   Texaco, Inc.                                            1,432
                                                                --------
           OIL & GAS - DRILLING/EQUIPMENT (1.3%)
  42,000   Helmerich & Payne, Inc.                                   934
   6,000   Schlumberger Ltd.                                         410
                                                                --------
                                                                   1,344
                                                                --------
           OIL & GAS - EXPLORATION & PRODUCTION (1.2%)
  39,000   Apache Corp.                                            1,229
                                                                --------

           PAPER & FOREST PRODUCTS (1.7%)
  45,000   Unisource Worldwide, Inc.                                 487
  28,000   Weyerhaeuser Co.                                        1,293
                                                                --------
                                                                   1,780
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           PHOTOGRAPHY - IMAGING (1.2%)
  13,000   Xerox Corp.                                          $  1,321
                                                                --------
           PUBLISHING (1.1%)
  38,000   Houghton Mifflin Co.                                    1,207
                                                                --------
           RAILROADS/SHIPPING (1.5%)
  53,000   Norfolk Southern Corp.                                  1,580
                                                                --------
           REAL ESTATE INVESTMENT TRUSTS (1.2%)
  26,000   Felcor Suite Hotels, Inc.                                 816
  15,000   Highwoods Properties, Inc.                                484
                                                                --------
                                                                   1,300
                                                                --------
           RETAIL - DEPARTMENT STORES (2.1%)
  25,000   J.C. Penney Company, Inc.                               1,808
   6,000   May Department Stores Co.                                 393
                                                                --------
                                                                   2,201
                                                                --------
           RETAIL - GENERAL MERCHANDISING (2.5%)
  44,000   Sears, Roebuck & Co.                                    2,687
                                                                --------
           SERVICES - COMMERCIAL & CONSUMER (1.4%)
  41,000   Dun & Bradstreet Corp.                                  1,481
                                                                --------
           TELECOMMUNICATIONS - LONG DISTANCE (2.8%)
  19,500   AT&T Corp.                                              1,114
  26,000   Sprint Corp.                                            1,833
                                                                --------
                                                                   2,947
                                                                --------
           TELEPHONES (3.0%)
  38,000   Bell Atlantic Corp.                                     1,734
  27,000   GTE Corp.                                               1,502
                                                                --------
                                                                   3,236
                                                                --------
           TOBACCO (2.0%)
  39,000   Philip Morris Companies, Inc.                           1,536
  17,100   Universal Corp.                                           639
                                                                --------
                                                                   2,175
                                                                --------

           Total common stocks (cost: $77,301)                   104,448
                                                                --------
Principal
 Amount
  (000)


                               SHORT-TERM (1.6%)
           U.S. GOVERNMENT & AGENCY ISSUE
$  1,750   Federal Home Loan Bank, 5.40%,
               7/01/98, (cost: $1,750)                             1,750
                                                                --------

           Total investments (cost: $79,051)                    $106,198
                                                                ========


See accompanying "Notes to Portfolios of Investments" on page B-58.


                                                   1998  SEMIANNUAL REPORT  B-43

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life World Growth Fund

     PORTFOLIO OF INVESTMENTS                    June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

                          FOREIGN SECURITIES (62.1%)
                            FOREIGN STOCKS (61.9%)
           ARGENTINA (0.4%)
    2,300  Banco Rio de La Plata S.A. ADR                       $     24
      900  Disco S.A. ADR  *                                          29
    2,164  IRSA Inversiones y Representaciones S.A. GDR               63
    2,100  Telefonica de Argentina S.A. ADR                           68
                                                                --------
                                                                     184
                                                                --------
           AUSTRALIA (1.0%)
   18,700  CSL Ltd.                                                  121
    9,900  Smith (Howard) Ltd.                                        58
   44,000  Tab Ltd. *                                                 65
   80,000  Telstra Corp.                                             206
                                                                --------
                                                                     450
                                                                --------
           AUSTRIA (2.0%)
    2,800  Boehler Uddeholm AG                                       185
      507  Creditstalt AG (Preferred)*                                55
    4,950  VA Flughafen Wien AG                                      237
    5,200  VA Stahl AG                                               209
    1,700  VA Technologie AG                                         212
                                                                --------
                                                                     898
                                                                --------
           BRAZIL (1.1%)
2,435,302  Companhia Energetica de Minas
               Gerais (Cemig) (Preferred)                             76
    5,800  Panamerican Beverages, Inc."A"                            182
  400,000  Petroleo Brasileiro S.A. (Preferred)                       74
1,300,000  Telebras PN S.A. (Preferred)                              142
                                                                --------
                                                                     474
                                                                --------
           CANADA (4.1%)
   23,800  Anderson Exploration Ltd. *                               275
    6,400  Canadian National Railway Co.                             340
   17,300  Canadian Occidental Petroleum Ltd.                        372
   20,600  National Bank of Canada                                   402
    8,200  OSF, Inc. *                                                79
   10,500  Suncor, Inc.                                              365
                                                                --------
                                                                   1,833
                                                                --------
           CHILE (0.1%)
    1,300  Sociedad Quimica y Minera de Chile S.A. ADR                44
                                                                --------

           CHINA (0.1%)
   24,000  New World Infrastructure Ltd.*                             28
                                                                --------

           CZECH REPUBLIC (0.1%)
    4,000  SPT Telecom A.S. *                                         55
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           DENMARK (3.3%)
    3,100  Carli Gry International A/S                          $    250
    4,200  ISS International Service System A/S "B"                  244
   11,300  SAS Danmark A/S                                           227
    1,300  Tele Danmark A/S "B"                                      125
    7,100  Tele Danmark A/S ADR                                      335
    3,100  Unidanmark A/S                                            279
                                                                --------
                                                                   1,460
                                                                --------
           EGYPT (0.1%)
    3,500  Suez Cement Co. S.A.E. GDR                                 64
                                                                --------

           FINLAND (2.9%)
   58,000  Merita plc "A"                                            383
    7,600  Nokia Corp. ADR                                           552
    9,160  Raision Tehtaat                                           165
    9,400  Rauma OYJ                                                 193
                                                                --------
                                                                   1,293
                                                                --------
           FRANCE (5.9%)
      900  Accor S.A.                                                252
    3,300  Bouygues Offshore S.A. ADR                                 70
    6,100  Coflexip ADR                                              373
    8,100  Elf Aquitaine ADR                                         575
    2,300  Eramet Group                                               91
      475  Essilor International                                     201
    1,540  ISIS S.A.                                                 189
    2,400  Louis Dreyfus Citrus                                       80
    4,100  Renault S.A. *                                            233
    3,914  SEITA                                                     177
    2,000  Simco S.A.                                                164
    2,500  Valeo S.A.                                                256
                                                                --------
                                                                   2,661
                                                                --------
           GERMANY (3.9%)
   15,400  Continental AG                                            484
    7,300  Hoechst AG                                                367
    2,600  Leica Camera AG                                            31
      400  SAP AG                                                    243
      400  SAP AG (Preferred)                                        272
    5,300  Veba AG                                                   357
                                                                --------
                                                                   1,754
                                                                --------
           GREECE (0.1%)
    1,300  National Bank of Greece S.A. GDR *                         33
                                                                --------

           HONG KONG (0.3%)
    3,200  Asia Satellite Telecommunications Holdings Ltd. ADR        53
   15,000  Hutchison Whampoa Ltd.                                     79
                                                                --------
                                                                     132
                                                                --------
           HUNGARY (0.8%)
    3,900  Magyar Tavkozlesi RT. (MATAV) ADR *                       115
    6,000  Mol Magyar Olaj-Es Gazipari GDR                           162
    1,600  OTP Bank GDR                                               78
                                                                --------
                                                                     355
                                                                --------

B-44  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life World Growth Fund

     PORTFOLIO OF INVESTMENTS (Continued)        June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           INDIA (0.4%)
   4,000   Hindalco Industries Ltd. GDR                         $     56
   4,900   Larsen & Toubro Ltd. GDR                                   45
   6,000   Videsh Sanchar Nigam Ltd. GDR                              64
                                                                --------
                                                                     165
                                                                --------
           ISRAEL (0.1%)
   2,700   Blue Square - Israel Ltd. ADR                              42
     700   ECI Telecommunications Ltd.                                26
                                                                --------
                                                                      68
                                                                --------
           ITALY (2.8%)
   4,900   ENI S.p.A. ADR                                            319
  22,000   Erg S.p.A.                                                 88
   4,400   Gucci Group N.V.                                          233
  45,000   Italgas S.p.A.                                            183
  86,700   Telecom Italia S.p.A.                                     420
                                                                --------
                                                                   1,243
                                                                --------
           JAPAN (5.5%)
   9,000   Bridgestone Corp.                                         213
   7,000   Daibiru Corp.                                              45
  19,000   Hitachi Ltd.                                              124
   8,000   Hosiden Corp. *                                            86
   3,000   Ito-Yokado Co. Ltd.                                       142
   3,000   Justsystem Corp.                                           15
   8,000   Laox Co. Ltd.                                              49
  26,000   Minebea Co. Ltd.                                          260
   7,000   Namco                                                     164
  13,000   Nomura Securities Co. Ltd.                                152
       8   NTT Data Communications Systems Corp.                     290
  13,000   Sanwa Bank Ltd.                                           117
  21,000   Sekisui Chemical Co. Ltd.                                 108
   3,000   Sony Corp.                                                259
  12,000   Terumo Corp.                                              191
  31,000   Toko, Inc.                                                185
   4,000   Yamada Denki Co.                                           59
                                                                --------
                                                                   2,459
                                                                --------
           MALAYSIA (0.2%)
  37,200   Genting Bhd                                                67
  66,100   Technology Resources Industries Bhd                        46
                                                                --------
                                                                     113
                                                                --------
           MEXICO (0.2%)
   4,391   Desc, Sociedad de Fomento Industrial, S.A. de C.V. ADR     87
                                                                --------

           NETHERLANDS (5.7%)
   2,500   Akzo Nobel N.V.                                           556
   4,000   Benckiser N.V. "B"                                        247
   2,100   EVC International N.V.                                     37
   5,900   ING Group N.V.                                            387
   2,100   Koninklijke Pakhoed N.V. (Certificates)                    68
   5,600   Oce-van der Grinten N.V.                                  238
   3,400   Philips Electronics N.V.                                  289
   6,900   Royal PTT Nederland N.V.                                  266
     750   Simac Techniek N.V.                                       157
   3,100   Van Ommeren Cereco N.V. (Certificates) *                  130
   4,500   Verenigd Besit VNU                                        164
                                                                --------
                                                                   2,539
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------


           NORWAY (1.5%)
  70,800   Christiania Bank og Kreditkasse                      $    297
   8,500   Schibsted ASA                                             143
  22,000   Storebrand ASA *                                          195
  10,600   Tandberg Data ASA*                                         38
                                                                --------
                                                                     673
                                                                --------
           PHILIPPINES (0.1%)
 390,000   SM Prime Holdings, Inc.                                    62
                                                                --------

           POLAND (0.4%)
  11,539   Elektrim S.A.                                             141
  12,071   Polifarb Cieszyn-Wroclaw S.A.                              31
                                                                --------
                                                                     172
                                                                --------
           PORTUGAL (1.6%)
   5,760   Banco Pinto S.A.                                          143
   7,300   Cimentos de Portugal S.A.                                 256
   5,700   Portugal Telecom S.A. ADR                                 302
                                                                --------
                                                                     701
                                                                --------
           RUSSIA (0.4%)
   2,500   LUKoil ADR                                                 84
   4,100   Mosenergo ADR, a                                           19
 479,000   Unified Energy Systems *                                   62
                                                                --------
                                                                     165
                                                                --------
           SINGAPORE (0.3%)
  32,000   Keppel Corp. Ltd.                                          48
  26,400   Overseas Union Bank Ltd.                                   58
  20,000   Singapore Land Ltd.                                        42
                                                                --------
                                                                     148
                                                                --------
           SOUTH AFRICA (0.1%)
   2,100   South African Breweries Ltd.                               43
                                                                --------

           SPAIN (2.0%)
  11,976   Argentaria Bancaria de Espana S.A.                        269
   5,000   Corporacion Mapfre                                        175
   3,400   Telefonica de Espana S.A. ADR                             473
                                                                --------
                                                                     917
                                                                --------
           SWEDEN (2.3%)
  14,400   Autoliv, Inc. SDR                                         460
  72,300   Swedish Match AB                                          240
  11,000   Volvo AB                                                  328
                                                                --------
                                                                   1,028
                                                                --------
           SWITZERLAND (3.3%)
     273   Novartis AG                                               455
   1,100   Selecta Group AG                                          236
     161   SGS Group AG                                              273
     442   Sulzer AG P.C.                                            350
     350   Tag Heuer International S.A.                               33
  12,300   Tag Heuer International S.A. ADR *                        115
                                                                --------
                                                                   1,462
                                                                --------
           TAIWAN (0.2%)
   5,625   Acer, Inc. GDR *                                           33
   5,637   China Steel Corp. GDR                                      70
                                                                --------
                                                                     103
                                                                --------

                                                   1998  SEMIANNUAL REPORT  B-45

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life World Growth Fund

     PORTFOLIO OF INVESTMENTS (Continued)        June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           TURKEY (0.3%)
  223,000  Akbank T.A.S.                                        $      7
1,234,500  Akbank T.A.S. Receipts *, b                                40
2,575,471  Yapi Ve Kredi Bankasi A.S.                                 66
1,004,433  Yapi Ve Kredi Bankasi A.S. Receipts *, b                   25
                                                                --------
                                                                     138
                                                                --------
           UNITED KINGDOM (8.3%)
   71,100  Billiton plc                                              144
   13,000  Cadbury Schweppes plc                                     201
  118,000  Cookson Group plc                                         406
   63,200  Corporate Services Group plc                              252
    2,500  Doncasters plc ADR *                                       70
   16,800  EMI Group plc                                             147
   18,000  Laporte plc                                               215
   88,000  LucasVarity plc                                           350
   81,200  Medeva plc                                                230
   18,000  National Westminster Bank plc                             322
   20,240  Reuters Group plc                                         231
   58,700  Safeway plc                                               385
   12,200  Thomson Travel Group plc *                                 38
   68,600  Tomkins plc                                               373
   56,064  WPP Group plc                                             368
                                                                --------
                                                                   3,732
                                                                --------
           Total foreign stocks (cost: $21,256)                   27,736
                                                                --------

Principal
 Amount
  (000)
---------
                             FOREIGN BONDS (0.2%)
           JAPAN (0.2%)
$     120  MBL International Finance (Bermuda) Trust,
               Convertible Notes, 3.00%, 11/30/02 (cost: $123)       116
                                                                --------

           Total foreign securities (cost: $21,379)               27,852
                                                                --------


 Number
of Shares
---------
                            DOMESTIC STOCKS (33.0%)
           AEROSPACE/DEFENSE (1.1%)
    6,500  Boeing Co.                                                290
    4,000  Precision Castparts Corp.                                 213
                                                                --------
                                                                     503
                                                                --------
           ALUMINUM (0.4%)
    2,400  Aluminum Co. of America                                   158
                                                                --------

           AUTOMOBILES (0.5%)
    4,000  Ford Motor Co.                                            236
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           AUTO PARTS (0.7%)
    6,100  Lear Corp. *                                         $    313
                                                                --------

           BANKS - MAJOR REGIONAL (0.6%)
    6,600  SouthTrust Corp.                                          287
                                                                --------

           BANKS - MONEY CENTER (1.2%)
    1,900  Bankers Trust Corp.                                       221
    4,000  Chase Manhattan Corp.                                     302
                                                                --------
                                                                     523
                                                                --------
           BEVERAGES - ALCOHOLIC (0.3%)
    3,200  Anheuser-Busch Companies, Inc.                            151
                                                                --------

           BEVERAGES - NONALCOHOLIC (0.7%)
    7,200  PepsiCo, Inc.                                             297
                                                                --------

           BIOTECHNOLOGY (0.6%)
    4,000  Amgen, Inc. *                                             261
                                                                --------

           CHEMICALS (0.6%)
    5,000  Monsanto Co.                                              279
                                                                --------

           CHEMICALS - DIVERSIFIED (0.8%)
    7,000  B.F. Goodrich Co.                                         347
                                                                --------

           COMMUNICATION EQUIPMENT (1.1%)
    4,796  Lucent Technologies, Inc.                                 399
    1,500  Motorola, Inc.                                             79
                                                                --------
                                                                     478
                                                                --------
           COMPUTER - NETWORKING (0.8%)
    4,000  Cisco Systems, Inc. *                                     368
                                                                --------

           COMPUTER SOFTWARE & SERVICE (1.6%)
    4,400  Microsoft Corp. *                                         477
    5,000  Sterling Commerce, Inc. *                                 242
                                                                --------
                                                                     719
                                                                --------
           CONSUMER JEWELRY AND NOVELTIES - MISCELLANEOUS (0.8%)
    7,300  American Greetings Corp. "A"                              372
                                                                --------

           CONTAINERS - METALS & GLASS (0.8%)
    6,000  AptarGroup, Inc.                                          373
                                                                --------

           ELECTRIC UTILITIES (0.6%)
    8,500  Houston Industries, Inc.                                  262
                                                                --------

           ELECTRICAL EQUIPMENT (0.5%)
    5,000  Rockwell International Corp.                              240
                                                                --------

           ELECTRONICS - SEMICONDUCTORS (0.6%)
    3,500  Intel Corp.                                               259
    1,800  National Semiconductor Corp. *                             24
                                                                --------
                                                                     283
                                                                --------
           ENGINEERING & CONSTRUCTION (0.6%)
    5,000  Flour Corp.                                               255
                                                                --------

           EQUIPMENT - SEMICONDUCTORS (0.5%)
    7,000  Applied Materials, Inc.*                                  207
                                                                --------


B-46  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life World Growth Fund

     PORTFOLIO OF INVESTMENTS (Continued)        June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           FINANCE - CONSUMER (0.7%)
   4,048   Associates First Capital Corp. "A"                   $    311
                                                                --------

           FINANCE - DIVERSIFIED (1.4%)
   5,000   Morgan Stanley, Dean Witter, Discover & Co.               457
   2,500   PMI Group, Inc.                                           183
                                                                --------
                                                                     640
                                                                --------
           FOODS (1.0%)
   4,000   Best Foods                                                232
     500   Corn Products International, Inc. *                        17
   7,000   Keebler Foods Co. *                                       193
                                                                --------
                                                                     442
                                                                --------
           HEALTHCARE - DIVERSIFIED (1.9%)
   6,000   American Home Products Corp.                              310
   2,400   Bristol-Myers Squibb Co.                                  276
   3,900   Johnson & Johnson, Inc.                                   288
                                                                --------
                                                                     874
                                                                --------
           HEALTHCARE - HMOs (1.1%)
   2,800   Pacificare Health Systems, Inc. "A" *                     237
   3,800   United HealthCare Corp.                                   241
                                                                --------
                                                                     478
                                                                --------
           HEALTHCARE - SPECIALIZED SERVICES (0.5%)
   6,833   Total Renal Care Holdings, Inc. *                         236
                                                                --------

           HOUSEHOLD PRODUCTS (1.5%)
   6,000   Kimberly-Clark Corp.                                      275
   4,400   Procter & Gamble Co.                                      401
                                                                --------
                                                                     676
                                                                --------
           INSURANCE - MULTI-LINE COMPANIES (0.7%)
   2,250   American International Group, Inc.                        328
                                                                --------

           INSURANCE - PROPERTY/CASUALTY (0.4%)
   4,000   Travelers Property Casualty Corp.                         172
                                                                --------

           MACHINERY - DIVERSIFIED (1.0%)
   4,000   Deere & Co.                                               211
   9,000   Flowserve Corp.                                           222
                                                                --------
                                                                     433
                                                                --------
           MANUFACTURING - SPECIALIZED (0.8%)
   6,400   Avery Dennison Corp.                                      344
                                                                --------

           MEDICAL PRODUCTS & SUPPLIES (1.1%)
   4,200   Medtronic, Inc.                                           268
   6,000   St. Jude Medical, Inc. *                                  221
                                                                --------
                                                                     489
                                                                --------
           OIL - DOMESTIC INTEGRATED (0.5%)
   6,000   Unocal Corp.                                              215
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           OIL & GAS - DRILLING/EQUIPMENT (0.4%)
     900   Halliburton Co.                                      $     40
   3,000   Transocean Offshore, Inc.                                 134
                                                                --------
                                                                     174
                                                                --------
           OIL & GAS - EXPLORATION & PRODUCTION (0.5%)
   6,500   Apache Corp.                                              205
                                                                --------

           PHOTOGRAPHY - IMAGING (0.5%)
   2,100   Xerox Corp.                                               213
                                                                --------

           RETAIL - DEPARTMENT STORES (0.6%)
   4,500   Sears, Roebuck & Co.                                      275
                                                                --------

           RETAIL - GENERAL MERCHANDISING (0.7%)
   8,416   Dollar General Corp.                                      333
                                                                --------

           RETAIL - SPECIALTY (0.4%)
   4,000   Abercrombie & Fitch Co.  "A" *                            176
                                                                --------

           TELECOMMUNICATIONS - CELLULAR/WIRELESS (0.8%)
  10,500   360 Communications Co. *                                  336
                                                                --------

           TELECOMMUNICATIONS - LONG DISTANCE (0.6%)
   4,000   Sprint Corp.                                              282
                                                                --------

           TOBACCO (0.4%)
   5,000   Philip Morris Companies, Inc.                             197
                                                                --------

           WASTE MANAGEMENT (0.1%)
   1,600   Waste Management, Inc.                                     56
                                                                --------

           Total domestic stocks (cost: $9,177)                   14,797
                                                                --------

Principal
 Amount
 (000)
---------
                     U.S. GOVERNMENT & AGENCY ISSUE (6.0%)
           DISCOUNT NOTE
$  2,682   Federal Home Loan Bank, 5.40%, 7/01/98 (cost: $2,682)   2,682
                                                                --------

           Total investments (cost: $33,238)                    $ 45,331
                                                                ========

                                                   1998  SEMIANNUAL REPORT  B-47

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                          USAA Life World Growth Fund

     PORTFOLIO OF INVESTMENTS (Continued)        June 30, 1998 (Unaudited)

                         PORTFOLIO SUMMARY BY INDUSTRY

     U.S. Government & Agency Issues                                      6.0%
     Banks - Major Regional                                               5.8
     Auto Parts                                                           5.5
     Telephones                                                           5.1
     Computer Software & Service                                          4.1
     Oil - International Integrated                                       2.8
     Communication Equipment                                              2.4
     Insurance - Multi-Line Companies                                     2.4
     Banks - Money Center                                                 2.1
     Household Products                                                   2.1
     Medical Products & Supplies                                          2.0
     Healthcare - Diversified                                             1.9
     Manufacturing - Diversified Industries                               1.9
     Oil & Gas - Exploration & Production                                 1.9
     Automobiles                                                          1.8
     Chemicals                                                            1.8
     Drugs                                                                1.8
     Oil & Gas - Drilling/Equipment                                       1.8
     Beverages - Nonalcoholic                                             1.7
     Chemicals - Specialty                                                1.7
     Electric Utilities                                                   1.7
     Retail - Specialty                                                   1.7
     Services - Commercial & Consumer                                     1.7
     Machinery - Diversified                                              1.6
     Finance - Diversified                                                1.4
     Foods                                                                1.4
     Tobacco                                                              1.4
     Electronics - Semiconductors                                         1.3
     Manufacturing - Specialized                                          1.3
     Electrical Equipment                                                 1.2
     Engineering & Construction                                           1.2
     Oil - Domestic Integrated                                            1.2
     Railroads/Shipping                                                   1.2
     Telecommunications - Long Distance                                   1.2
     Aerospace/Defense                                                    1.1
     Healthcare - HMOs                                                    1.1
     Iron & Steel                                                         1.0
     Retail - Food                                                        1.0
     Telecommunications - Cellular/Wireless                               1.0
     Other                                                               19.8
                                                                        ------
     Total                                                              101.1%
                                                                        ======


See accompanying "Notes to Portfolios of Investments" on page B-58.


B-48  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Diversified Assets Fund

     PORTFOLIO OF INVESTMENTS                    June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

                          BASIC VALUE STOCKS (61.3%)
           AEROSPACE/DEFENSE (1.3%)
  16,840   Boeing Co.                                           $    750
                                                                --------

           AUTOMOBILES (4.0%)
  20,000   Chrysler Corp.                                          1,127
  21,000   Ford Motor Co.                                          1,239
                                                                --------
                                                                   2,366
                                                                --------
           AUTO PARTS (1.0%)
  25,000   Meritor Automotive, Inc.                                  600
                                                                --------

           BANKS - MAJOR REGIONAL (4.8%)
   8,000   Fleet Financial Group, Inc.                               668
  16,000   PNC Bank Corp.                                            861
  30,000   SouthTrust Corp.                                        1,305
                                                                --------
                                                                   2,834
                                                                --------
           BANKS - MONEY CENTER (2.8%)
   5,000   Bankers Trust Corp.                                       580
  14,000   Chase Manhattan Corp.                                   1,057
                                                                --------
                                                                   1,637
                                                                --------
           CHEMICALS (1.9%)
  20,000   Monsanto Co.                                            1,117
                                                                --------

           CHEMICALS - DIVERSIFIED (2.0%)
  24,000   B.F. Goodrich Co.                                       1,191
                                                                --------

           DRUGS (2.1%)
  27,000   Pharmacia & Upjohn, Inc.                                1,245
                                                                --------

           ELECTRICAL EQUIPMENT (0.8%)
  10,000   Rockwell International Corp.                              481
                                                                --------

           ELECTRONICS - SEMICONDUCTORS (1.5%)
  12,000   Intel Corp.                                               890
                                                                --------

           EQUIPMENT - SEMICONDUCTORS (1.9%)
  38,000   Applied Materials, Inc. *                               1,121
                                                                --------

           FINANCE - CONSUMER (0.7%)
   5,503   Associates First Capital Corp. "A"                        423
                                                                --------

           FINANCE - DIVERSIFIED (1.5%)
  12,000   PMI Group, Inc.                                           881
                                                                --------

           HEALTHCARE - DIVERSIFIED (5.5%)
  30,000   American Home Products Corp.                            1,553
  15,000   Bristol-Myers Squibb Co.                                1,724
                                                                --------
                                                                   3,277
                                                                --------
           HOUSEHOLD PRODUCTS (1.2%)
  15,000   Kimberly-Clark Corp.                                      688
                                                                --------

           INSURANCE - PROPERTY/CASUALTY (2.3%)
  15,000   Allstate Corp.                                          1,373
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           MACHINERY - DIVERSIFIED (2.2%)
  14,000   Caterpillar, Inc.                                    $    740
  11,000   Deere & Co.                                               582
                                                                --------
                                                                   1,322
                                                                --------
           MEDICAL PRODUCTS & SUPPLIES (1.7%)
  20,000   Bausch & Lomb, Inc.                                     1,002
                                                                --------

           NATURAL GAS UTILITIES (1.0%)
  14,000   NICOR, Inc.                                               562
                                                                --------

           OIL - DOMESTIC INTEGRATED (3.2%)
   8,000   Atlantic Richfield Co.                                    625
  26,000   Occidental Petroleum Corp.                                702
  15,000   Unocal Corp.                                              536
                                                                --------
                                                                   1,863
                                                                --------
           OIL - INTERNATIONAL INTEGRATED (4.1%)
   7,000   Chevron Corp.                                             581
   8,000   Mobil Corp.                                               613
  20,000   Texaco, Inc.                                            1,194
                                                                --------
                                                                   2,388
                                                                --------
           PAPER & FOREST PRODUCTS (0.6%)
  30,800   Unisource Worldwide, Inc.                                 333
                                                                --------

           RAILROADS/SHIPPING (1.4%)
  28,000   Norfolk Southern Corp.                                    835
                                                                --------

           RETAIL - DEPARTMENT STORES (2.6%)
  13,000   J.C. Penney Company, Inc.                                 940
   9,000   May Department Stores Co.                                 590
                                                                --------
                                                                   1,530
                                                                --------
           RETAIL - GENERAL MERCHANDISING (1.7%)
  16,000   Sears, Roebuck & Co.                                      977
                                                                --------

           TELECOMMUNICATIONS - LONG DISTANCE (1.7%)
  14,000   Sprint Corp.                                              987
                                                                --------

           TELEPHONES (5.8%)
  24,576   Bell Atlantic Corp.                                     1,122
  18,000   GTE Corp.                                               1,001
  32,000   SBC Communications Corp.                                1,280
                                                                --------
                                                                   3,403
                                                                --------

           Total basic value stocks (cost: $23,411)               36,076
                                                                ========

                                                   1998  SEMIANNUAL REPORT  B-49

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Diversified Assets Fund

     PORTFOLIO OF INVESTMENTS (Continued)        June 30, 1998 (Unaudited)

Principal                                                       Market
 Amount                                                          Value
  (000)                        Security                          (000)
---------                      --------                         -------

                    U.S. GOVERNMENT & AGENCY ISSUES (7.4%)
$   973    Federal Home Loan Mortgage Corp.,
               Series 1998-7 H, 9.00% 3/18/25                   $  1,043
    991    Federal National Mortgage Assn.,
               Series 1997-72 CA, 9.50%, 9/18/23                   1,053
    930    Federal National Mortgage Assn.,
               Series 1997-79U, 9.00%, 11/18/24                      976
    317    Government National Mortgage Assn.,
               6.50%, 11/20/26                                       316
    984    Government National Mortgage Assn.,
               6.50%, 9/20/27                                        980
                                                                --------
           Total U.S. government & agency issues (cost: $4,379)    4,368
                                                                --------



                         CORPORATE OBLIGATIONS (28.2%)
           ASSET BACKED SECURITIES (5.2%)
  1,000    Firstplus Home Loan Owner Trust, Series
               1997-3 Class A-6, 7.08%, 7/10/17                    1,031
  1,000    Firstplus Home Loan Owner Trust, Series
               1997-4 Class A-5, 6.62%, 9/10/15                    1,014
  1,000    Firstplus Home Loan Owner Trust, Series
               1998-1 Class A-5, 6.25%, 11/10/16                   1,004
                                                                --------
                                                                   3,049
                                                                --------
           BANKS - MAJOR REGIONAL (3.6%)
  1,000    Corporacion Andina de Fomento,
               Bonds, 6.75%, 3/15/05                               1,012
  1,000    HUBCO, Inc., Subordinated Debentures,
               8.20%, 9/15/06                                      1,095
                                                                --------
                                                                   2,107
                                                                --------
           BROADCASTING RADIO & TV (1.8%)
  1,000    Tele-Communications, Inc., Senior Notes,
               8.25%, 1/15/03                                      1,082
                                                                --------

           MANUFACTURING - SPECIALIZED (1.8%)
  1,000    Giddings and Lewis, Inc., Notes,
               7.50%, 10/01/05                                     1,064
                                                                --------


Principal                                                       Market
 Amount                                                          Value
  (000)                        Security                          (000)
---------                      --------                         -------
           REAL ESTATE INVESTMENT TRUSTS (10.5%)
$ 1,000    Equity Operating L.P.,
               Notes, 6.38%, 2/15/02, a                         $  1,005
  1,000    Glenborough Realty Trust, Inc., Senior
               Notes, 7.63%, 3/15/05, a                            1,009
  1,000    Health & Retirement  Properties Trust,
               Senior Notes, 6.70%, 2/23/05                          997
  1,000    Merry Land and Investment Co.,
               Notes, 7.25%, 6/15/05                               1,034
  1,000    Nationwide Health Properties, Inc.
               MTN, 8.61%, 3/01/02                                 1,078
  1,000    Washington Real Estate Investment Trust,
               Senior Notes, 7.25%, 8/13/06                        1,046
                                                                --------
                                                                   6,169
                                                                --------
           RETAIL - FOOD (1.7%)
$ 1,000    Great Atlantic & Pacific Tea, Inc.,
               Senior Notes, 7.70%, 1/15/04                     $  1,021
                                                                --------

           RETAIL - GENERAL MERCHANDISING (1.8%)
  1,000    Kmart Corp., Notes,
               8.13%, 12/01/06                                     1,044
                                                                --------

           TELECOMMUNICATIONS - LONG DISTANCE (1.8%)
  1,000    WorldCom, Inc., Senior Notes,
               7.55%, 4/01/04                                      1,064
                                                                --------

           Total corporate obligations (cost: $16,036)            16,600
                                                                --------
                               SHORT-TERM (2.5%)
           COMMERICAL PAPER
  1,481    Raytheon Co., 6.90%, 7/01/98                            1,481
                                                                --------

           Total investments (cost: $45,307)                    $ 58,525
                                                                ========


See accompanying "Notes to Portfolios of Investments" on page B-58.

B-50  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
                       USAA Life Aggressive Growth Fund

     PORTFOLIO OF INVESTMENTS                    June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

                             COMMON STOCKS (97.9%)
           AEROSPACE/DEFENSE (4.5%)
  46,650   AAR Corp.                                            $  1,379
  10,000   Aviation Sales Co.*                                       396
   3,000   TriStar Aerospace Co.*                                     47
  10,000   Triumph Group, Inc.*                                      420
                                                                --------
                                                                   2,242
                                                                --------

           AIRLINES (0.9%)
   9,000   Midwest Express Holdings, Inc.*                           326
   3,900   Southwest Airlines Co.                                    115
                                                                --------
                                                                     441
                                                                --------

           BANKS - MAJOR REGIONAL (2.4%)
  10,000   Bank United Corp. "A"                                     479
  22,500   Columbia Banking Systems, Inc.*                           447
   6,800   Hamilton Bancorp, Inc.*                                   245
                                                                --------
                                                                   1,171
                                                                --------
           BEVERAGES - ALCOHOLIC (1.1%)
  10,000   Beringer Wine Estates Holdings, Inc. "B"*                 441
   4,000   Robert Mondavi Corp. "A"*                                 113
                                                                --------
                                                                     554
                                                                --------
           BIOTECHNOLOGY (3.8%)
  10,000   Centocor, Inc.*                                           362
  10,100   CN Biosciences, Inc.*                                     252
   4,100   Genzyme Corp.*                                            105
   1,000   IDEC Pharmaceuticals Corp.*                                24
   7,000   Immunex Corp.*                                            464
   3,400   Med Immune, Inc.*                                         212
   5,000   Sepracor, Inc.*                                           207
  12,000   Techne Corp.*                                             229
                                                                --------
                                                                   1,855
                                                                --------

           BROADCASTING - RADIO & TV (1.8%)
   3,900   Clear Channel Communications, Inc.*                       426
   7,500   Cumulus Media, Inc. "A"*                                  109
   4,700   Gray Communications Systems, Inc. "B"                     145
   5,400   Univision Communications, Inc. "A"*                       201
                                                                --------
                                                                     881
                                                                --------
           BUILDING MATERIAL GROUP (0.3%)
   3,600   Fastenal Co.                                              167
                                                                --------
           COMMUNICATION EQUIPMENT (3.9%)
   6,200   Advanced Fibre Communications, Inc.*                      248
  15,000   Brightpoint, Inc.*                                        218
   2,000   CIENA Corp.*                                              139
  10,400   Datum, Inc.*                                              167
   2,500   First Virtual Corp.*                                       30
  15,200   Harmonic Lightwaves, Inc.*                                234
  10,300   Innova Corp.*                                              53


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------
  13,000   Ortel Corp.*                                         $    202
  12,600   P-Com, Inc.*                                              115
  10,900   Pairgain Technologies, Inc.*                              190
  15,300   Positron Fiber Systems Corp. "A"*                         103
   5,250   REMEC, Inc.*                                               60
   9,900   Spectrian Corp.*                                          160
                                                                --------
                                                                   1,919
                                                                --------
           COMPUTER - HARDWARE (3.3%)
  14,800   Dell Computer Corp.*                                    1,374
   7,500   Sandisk Corp.*                                            104
   2,500   SCM Microsystems, Inc.*                                   156
                                                                --------
                                                                   1,634
                                                                --------
           COMPUTER - NETWORKING (5.3%)
  21,560   3Com Corp.*                                               664
   5,740   Ascend Communications, Inc.*                              285
  11,700   Cisco Systems, Inc.*                                    1,077
  10,600   FORE Systems, Inc.*                                       281
  10,900   Xylan Corp.*                                              325
                                                                --------
                                                                   2,632
                                                                --------

           COMPUTER - PERIPHERALS (0.7%)
  17,400   HMT Technology Corp.*                                     146
  11,200   Komag, Inc.*                                               60
  17,700   Read-Rite Corp.*                                          160
                                                                --------
                                                                     366
                                                                --------
           COMPUTER SOFTWARE & SERVICE (7.8%)
   7,900   Amdocs Ltd.*                                              119
  10,200   CrossKeys Systems Corp.*                                   91
  10,800   DSET Corp.*                                               163
  20,700   Harbinger Corp.*                                          501
  10,800   Macrovision Corp.*                                        258
   9,400   Microsoft Corp.*                                        1,019
  16,700   Pixar, Inc.*                                            1,008
   6,400   PLATINUM Technology, Inc.*                                183
  13,770   Rational Software Corp.*                                  210
   8,500   SCC Communications Corp.*                                 104
   4,000   Security Dynamics Technologies, Inc.*                      74
   3,100   Sterling Commerce, Inc.*                                  150
                                                                --------
                                                                   3,880
                                                                --------
           DISTRIBUTIONS - FOOD/HEALTH (0.7%)
  12,300   United Natural Foods, Inc.*                               351
                                                                --------
           DRUGS (1.3%)
  10,000   Dura Pharmaceuticals, Inc. *                              224
   6,300   Elan Corp. plc ADR *                                      405
                                                                --------
                                                                     629
                                                                --------


                                                  1998  SEMIANNUAL REPORT   B-51

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Aggressive Growth Fund

Portfolio of Investments (Continued)                    June 30,1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------

           ELECTRONICS - SEMICONDUCTORS (5.2%)
  11,600   Amkor Technology, Inc.*                              $    108
   9,200   Applied Micro Circuits Corp.*                             238
   8,800   Genesis Microchip, Inc.*                                   70
   7,400   Intel Corp.                                               548
   3,800   Lattice Semiconductor Corp.*                              108
   9,300   MIPS Technologies, Inc.*                                  125
   4,600   Rambus, Inc.*                                             281
  22,600   TranSwitch Corp.*                                         311
   7,400   Triquint Semiconductor, Inc.*                             141
  10,200   Vitesse Semiconductor Corp.*                              315
  12,200   VLSI Technology, Inc.*                                    205
   7,800   Zoran Corp.*                                               98
                                                                --------
                                                                   2,548
                                                                --------
           EQUIPMENT - SEMICONDUCTORS (2.8%)
   7,200   Brooks Automation, Inc. *                                  94
   8,400   Cerprobe Corp. *                                          110
  12,100   CFM Technologies, Inc. *                                  175
  11,200   Cymer, Inc. *                                             181
  10,000   Electroglas, Inc. *                                       131
   5,500   Etec Systems, Inc. *                                      193
  15,100   Integrated Process Equipment Corp. *                      170
   7,400   Photronics, Inc. *                                        163
   9,100   Speedfam International, Inc. *                            168
                                                                --------
                                                                   1,385
                                                                --------
           FINANCE - CONSUMER (1.3%)
   1,800   Associates First Capital Corp. "A"                        138
  23,700   NCO Group, Inc. *                                         522
                                                                --------
                                                                     660
                                                                --------
           FINANCE - DIVERSIFIED (0.2%)
   3,400   Heller Financial, Inc. "A"*                               102
                                                                --------
           FOODS (1.7%)
  10,000   American Italian Pasta Co. "A"                            373
   8,100   Suiza Foods Corp.*                                        483
                                                                --------
                                                                     856
                                                                --------

           HEALTHCARE - DIVERSIFIED (1.5%)
   5,000   ICON plc ADR*                                             126
   3,500   PAREXEL International Corp.*                              127
   2,800   Professional Detailing, Inc.*                              70
  10,000   Superior Consultant Holdings Corp.*                       431
                                                                --------
                                                                     754
                                                                --------
           HEALTHCARE - SPECIALIZED SERVICES (3.1%)
   6,072   Concentra Managed Care, Inc. *                            158
   5,000   Express Scripts, Inc. "A" *                               403
   6,000   HBO & Co.                                                 212
  10,100   Orthodontic Centers of America, Inc.*                     211
   5,000   Pediatrix Medical Group, Inc.*                            186
   5,000   Renal Care Group, Inc. *                                  220
   4,166   Total Renal Care Holdings, Inc. *                         144
                                                                --------
                                                                   1,534
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------
           HOME FURNISHINGS & APPLIANCES (1.2%)
  12,000   Ethan Allen Interiors, Inc.                          $    599
                                                                --------
           INSURANCE - LIFE/HEALTH (0.1%)
   1,500   Annuity & Life Re Holdings Ltd.*                           33
                                                                --------
           INTERNET SERVICES (4.0%)
  10,600   Concentric Network Corp. *                                321
   5,300   NetGravity, Inc.*                                          70
  10,600   Network Solutions, Inc. "A"                               477
  12,100   Preview Travel, Inc.*                                     416
  11,900   Sportsline USA, Inc.*                                     435
  11,500   USWeb Corp.*                                              272
                                                                --------
                                                                   1,991
                                                                --------

           INVESTMENT BANKS/BROKERAGE (0.2%)
   3,450   Charles Schwab Corp.                                      112
                                                                --------
           INVESTMENT COMPANIES (2.1%)
  40,000   Sirrom Capital Corp.                                    1,040
                                                                --------
           LODGING/HOTEL (1.8%)
  23,600   Four Seasons Hotels, Inc.                                 832
   2,000   ResortQuest International, Inc.*                           33
                                                                --------
                                                                     865
                                                                --------
           MEDICAL PRODUCTS & SUPPLIES (2.6%)
   2,100   Nanogen, Inc.*                                             14
  15,600   Omnicare, Inc.                                            595
   5,000   Serologicals Corp.*                                       161
  20,000   Sybron Corp.*                                             505
                                                                --------
                                                                   1,275
                                                                --------
           NURSING CARE (0.7%)
   7,200   HEALTHSOUTH Rehabilitation Corp. *                        192
   5,000   Sunrise Assisted Living, Inc. *                           172
                                                                --------
                                                                     364
                                                                --------
           OIL & GAS - DRILLING/EQUIPMENT (4.8%)
   2,500   Cliffs Drilling Co.*                                       82
  19,900   Friede Goldman International, Inc.*                       575
  15,000   Halter Marine Group, Inc.*                                226
  10,000   National-Oilwell, Inc.*                                   268
  20,000   Petroleum Geo-Services ADR*                               610
   8,200   R & B Falcon Corp.*                                       186
   3,000   Transocean Offshore, Inc.                                 133
  10,100   UNIFAB International, Inc.*                               164
   7,000   Varco International, Inc.*                                139
                                                                --------
                                                                   2,383
                                                                --------
           PERSONAL CARE (0.8%)
   5,000   Estee Lauder Companies, Inc. "A"                          348
   1,200   Revlon, Inc. "A"*                                          62
                                                                --------
                                                                     410
                                                                --------

B-52  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                       USAA Life Aggressive Growth Fund

Portfolio of Investments (Continued)                 June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         -------

           RESTAURANTS (0.3%)
   3,900   Papa John's International, Inc. *                    $    154
                                                                --------
           RETAIL - BUILDING SUPPLIES (1.2%)
   7,250   Home Depot, Inc.                                          602
                                                                --------
           RETAIL - DEPARTMENT STORES (0.2%)
   3,000   Proffitt's, Inc.*                                         121
                                                                --------
           RETAIL - FOOD (1.8%)
  20,000   Dominick's Supermarkets, Inc.*                            891
                                                                --------
           RETAIL - GENERAL MERCHANDISING (0.6%)
   6,900   Dollar Tree Stores, Inc. *                                280
                                                                --------
           RETAIL - SPECIALTY (4.4%)
  17,000   99 Cents Only Stores*                                     706
   5,700   Abercrombie & Fitch Co. "A"*                              251
   6,400   Cost Plus, Inc.*                                          190
  12,000   Hibbett Sporting Goods, Inc.*                             480
   7,500   Party City Corp.*                                         220
   3,000   Rental Service Corp.*                                     101
   2,000   Restoration Hardware, Inc.*                                50
   5,000   Williams-Sonoma, Inc.*                                    159
                                                                --------
                                                                   2,157
                                                                --------
           RETAIL - SPECIALTY APPAREL (0.2%)
   1,300   bebe stores, inc.*                                         17
   4,400   Delia's, Inc.*                                             69
                                                                --------
                                                                      86
                                                                --------
           SERVICES - COMMERCIAL & CONSUMER (3.7%)
  13,500   Altron, Inc.*                                             174
  10,000   Barra, Inc.*                                              245
   8,200   Carreker-Antinori, Inc.*                                   86
   3,000   Flextronics International Ltd.*                           130
  10,000   Hertz Corp. "A"*                                          443
  10,000   International Total Services, Inc.*                        70
  15,400   MSC Industrial Direct Co. "A"*                            439
   8,600   Stewart Enterprises, Inc. "A"                             229
                                                                --------
                                                                   1,816
                                                                --------
           SERVICES - DATA PROCESSING (0.5%)
   8,600   Checkfree Holdings Corp.*                                 253
                                                                --------
           SERVICES - FACILITIES & ENVIRONMENT (0.6%)
  11,100   Computer Learning Centers, Inc.*                          276
                                                                --------

           TELECOMMUNICATIONS - CELLULAR/WIRELESS (1.4%)
  15,200   Microcell Telecommunications, Inc. "B"*                   137
   5,900   Omnipoint Corp.*                                          136
   6,500   Powertel, Inc.*                                           120
  14,000   Western Wireless Corp. "A"*                               279
                                                                --------
                                                                     672
                                                                --------


                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------

           TELECOMMUNICATIONS - LONG DISTANCE (3.2%)
   7,300   ITC DeltaCom, Inc.*                                  $    312
   3,800   IXC Communications, Inc.*                                 184
   1,600   Level 3 Communications, Inc.*                             119
   3,300   Pacific Gateway Exchange, Inc.*                           132
   5,200   Qwest Communications International, Inc.*                 182
   8,100   RSL Communications Ltd. "A"*                              243
   6,200   SmarTalk TeleServices, Inc.*                               90
   7,995   STAR Telecommunications, Inc.*                            179
   6,200   Startec Global Communications Corp.*                       71
   6,500   Tel-Save Holdings, Inc.*                                   96
                                                                --------
                                                                   1,608
                                                                --------
           TELEPHONES (4.9%)
   8,700   Advanced Radio Telecom Corp.*                              86
   8,800   e.spire Communications, Inc.*                             199
   8,800   Electric Lightwave, Inc. "A"*                              97
   9,900   GST Telecommunications, Inc.*                             143
   9,300   Hyperion Telecommunications, Inc. "A"*                    146
   4,300   ICG Communications, Inc.*                                 157
   6,000   Intermedia Communications of Florida, Inc.*               252
   3,700   McLeod, Inc.*                                             144
   7,400   Metromedia Fiber Network, Inc. "A"*                       345
   7,800   MetroNet Communications Corp. "B"*                        220
   3,300   MGC Communications, Inc.*                                  50
   5,900   NEXTLINK Communications, Inc. "A"*                        223
   5,700   Teligent, Inc. "A"*                                       168
   5,000   Winstar Communications, Inc.*                             215
                                                                --------
                                                                   2,445
                                                                --------
           TEXTILES - APPAREL (1.1%)
   5,000   Columbia Sportswear Co.*                                   95
  12,000   North Face, Inc.*                                         288
   2,300   Tommy Hilfiger Corp.*                                     144
                                                                --------
                                                                     527
                                                                --------
           TRUCKERS (0.9%)
  10,000   Coach USA, Inc. *                                         456
                                                                --------
           WASTE MANAGEMENT (1.0%)
  10,000   American Disposal Services, Inc. *                        469
                                                                --------
           Total common stocks (cost: $38,629)                    48,446
                                                                --------
Principal
  Amount
   (000)
---------

                               SHORT-TERM (3.3%)
           U.S. GOVERNMENT & AGENCY ISSUE
$ 1,643    Federal Home Loan Bank, 5.40%,
             7/01/98, (cost: $1,643)                               1,643
                                                                --------
           Total investments (cost: $40,272)                    $ 50,089
                                                                ========


See accompanying "Notes to Portfolios of Investments" on page B-58.

                                                  1998  SEMIANNUAL REPORT   B-53

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA Life International Fund

 Portfolio of Investments                            June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------
                                STOCKS (94.0%)
           ARGENTINA (0.7%)
    1,600  Banco Rio de La Plata S.A. ADR                       $     17
    1,100  Disco S.A. ADR *                                           35
    1,832  IRSA Inversiones y Representaciones S.A. GDR               53
    1,900  Telefonica de Argentina S.A. ADR                           62
                                                                --------
                                                                     167
                                                                --------
           AUSTRALIA (1.5%)
   15,300  CSL Ltd.                                                   99
    8,100  Smith (Howard) Ltd.                                        48
   36,000  Tab Ltd. *                                                 53
   59,000  Telstra Corp.                                             152
                                                                --------
                                                                     352
                                                                --------
           AUSTRIA (3.0%)
    2,400  Boehler Uddeholm AG                                       159
      306  Creditanstalt AG (Preferred)                               33
    3,850  VA Flughafen Wien AG                                      185
    3,800  VA Stahl AG                                               152
    1,500  VA Technologie AG                                         187
                                                                --------
                                                                     716
                                                                --------
           BRAZIL (1.2%)
    5,400  Panamerican Beverages, Inc."A"                            170
1,200,000  Telebras PN S.A.  (Preferred)                             130
                                                                --------
                                                                     300
                                                                --------
           CANADA (6.2%)
   19,400  Anderson Exploration Ltd. *                               224
    5,200  Canadian National Railway Co.                             276
   14,300  Canadian Occidental Petroleum Ltd.                        308
   16,500  National Bank of Canada                                   322
    5,800  OSF, Inc. *                                                56
    8,600  Suncor, Inc.                                              299
                                                                --------
                                                                   1,485
                                                                --------
           CHILE (0.1%)
    1,000  Sociedad Quimica y Minera de Chile S.A. ADR                34
                                                                --------
           CHINA (0.1%)
   22,000  New World Infrastructure Ltd. *                            25
                                                                --------
           DENMARK (5.5%)
    3,000  Carli Gry International A/S                               242
    4,200  ISS International Service System A/S "B"                  245
   10,000  SAS Danmark A/S                                           201
    8,200  Tele Danmark A/S ADR                                      386
    2,700  Unidanmark A/S                                            243
                                                                --------
                                                                   1,317
                                                                --------

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------
           EGYPT (0.2%)
    2,500  Suez Cement Co. S.A.E. GDR                           $     45
                                                                --------

           FINLAND (4.2%)
   47,000  Merita plc "A"                                            311
    6,200  Nokia Corp. ADR                                           450
    6,000  Raision Tehtaat                                           108
    7,300  Rauma OYJ                                                 150
                                                                --------
                                                                   1,019
                                                                --------
           FRANCE (9.2%)
      900  Accor S.A.                                                252
    2,700  Bouygues Offshore S.A. ADR                                 57
    4,600  Coflexip ADR                                              281
    6,600  Elf Aquitaine ADR                                         469
    1,800  Eramet Group                                               71
      500  Essilor International                                     211
    1,360  ISIS S.A.                                                 166
    2,000  Louis Dreyfus Citrus                                       67
    3,300  Renault S.A. *                                            188
    3,200  SEITA                                                     145
    1,500  Simco S.A.                                                123
    1,700  Valeo S.A.                                                174
                                                                --------
                                                                   2,204
                                                                --------
           GERMANY (5.8%)
   12,600  Continental AG                                            396
    5,900  Hoechst AG                                                297
    2,100  Leica Camera AG                                            25
      200  SAP AG                                                    121
      300  SAP AG (Preferred)                                        204
    5,300  Veba AG                                                   357
                                                                --------
                                                                   1,400
                                                                --------
           GREECE (0.1%)
    1,200  National Bank of Greece S.A. GDR *                         31
                                                                --------
           HONG KONG (0.4%)
    2,500  Asia Satellite Telecommunications Holdings Ltd. ADR        41
   10,000  Hutchison Whampoa Ltd.                                     53
                                                                --------
                                                                      94
                                                                --------
           HUNGARY (1.1%)
    3,200  Magyar Tavkozlesi RT. (MATAV) ADR *                        94
    4,200  Mol Magyar Olaj-Es Gazipari GDR                           113
    1,300  OTP Bank  GDR                                              64
                                                                --------
                                                                     271
                                                                --------
           INDIA (0.4%)
    3,000  Hindalco Industries Ltd. GDR                               42
    5,500  Videsh Sanchar Nigam Ltd. GDR                              59
                                                                --------
                                                                     101
                                                                --------


B-54  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA Life International Fund

  Portfolio of Investments (Continued)             June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------
           ISRAEL (0.2%)
   2,400   Blue Square - Israel Ltd. ADR                        $     37
     500   ECI Telecommunications Ltd.                                19
                                                                --------
                                                                      56
                                                                --------
           ITALY (4.0%)
   3,700   ENI S.p.A. ADR                                            240
  17,000   Erg S.p.A.                                                 68
   3,200   Gucci Group N.V.                                          170
  33,000   Italgas S.p.A.                                            134
  72,600   Telecom Italia S.p.A.                                     352
                                                                --------
                                                                     964
                                                                --------
           JAPAN (8.4%)
   8,000   Bridgestone Corp.                                         190
   6,000   Daibiru Corp.                                              39
  17,000   Hitachi Ltd.                                              111
   6,000   Hosiden Corp. *                                            65
   4,000   Ito-Yokado Co. Ltd.                                       189
   3,000   Justsystem Corp.                                           15
   2,600   Laox Co. Ltd.                                              16
  15,000   Minebea Co. Ltd.                                          150
   5,000   Namco                                                     117
  11,000   Nomura Securities Co. Ltd.                                128
       7   NTT Data Communications Systems Corp.                     254
  12,000   Sanwa Bank Ltd.                                           108
  16,000   Sekisui Chemical Co. Ltd.                                  82
   2,500   Sony Corp.                                                216
   9,000   Terumo Corp.                                              143
  25,000   Toko, Inc.                                                149
   4,000   Yamada Denki Co.                                           59
                                                                --------
                                                                   2,031
                                                                --------
           MALAYSIA (0.4%)
  33,000   Genting Bhd                                                60
  55,700   Technology Resources Industries Bhd                        38
                                                                --------
                                                                      98
                                                                --------
           MEXICO (0.3%)
   3,600   Desc, Sociedad de Fomento Industrial,
             S.A. de C.V. ADR                                         72
                                                                --------
           NETHERLANDS (9.0%)
   2,100   Akzo Nobel N.V.                                           467
     600   Benckiser N.V. "B" *                                       37
   2,500   Benckiser N.V. "B" ADR *                                  154
   1,900   EVC International N.V.                                     33
   5,100   ING Group N.V.                                            334
   1,600   Koninklijke Pakhoed N.V. (Certificates)                    52
   4,800   Oce-van der Grinten N.V.                                  205
   3,000   Philips Electronics N.V.                                  255
   5,600   Royal PTT Nederland N.V.                                  216
     630   Simac Techniek N.V.                                       132
   2,700   Van Ommeren Cereco N.V. (Certificates) *                  113
   4,500   Verenigd Besit VNU                                        164
                                                                --------
                                                                   2,162
                                                                --------

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------
           NORWAY (2.2%)
  44,200   Christiania Bank og Kreditkasse                      $    185
   7,100   Schibsted ASA                                             119
  21,000   Storebrand ASA *                                          186
   8,700   Tandberg Data ASA *                                        32
                                                                --------
                                                                     522
                                                                --------
           PHILIPPINES (0.3%)
 380,000   SM Prime Holdings, Inc.                                    60
                                                                --------
           POLAND (0.6%)
   9,000   Elektrim S.A.                                             110
  14,737   Polifarb Cieszyn-Wroclaw S.A.                              38
                                                                --------
                                                                     148
                                                                --------

           PORTUGAL (2.4%)
   5,600   Banco Pinto S.A.                                          139
   5,700   Cimentos de Portugal S.A.                                 201
   4,500   Portugal Telecom S.A. ADR                                 238
                                                                --------
                                                                     578
                                                                --------
           RUSSIA (0.6%)
   2,500   LUKoil ADR                                                 84
   3,400   Mosenergo ADR, a                                           16
 419,000   Unified Energy Systems *                                   54
                                                                --------
                                                                     154
                                                                --------
           SINGAPORE (0.5%)
  26,000   Keppel Corp. Ltd.                                          39
  22,800   Overseas Union Bank Ltd.                                   50
  20,000   Singapore Land Ltd.                                        42
                                                                --------
                                                                     131
                                                                --------
           SOUTH AFRICA (0.1%)
   1,700   South African Breweries Ltd.                               35
                                                                --------
           Spain (3.1%)
  10,764   Argentaria Bancaria de Espana S.A.                        242
   5,000   Corporacion Mapfre                                        175
   2,300   Telefonica de Espana S.A. ADR                             320
                                                                --------
                                                                     737
                                                                --------
           SWEDEN (3.6%)
  11,800   Autoliv, Inc. SDR                                         377
  60,000   Swedish Match AB                                          199
  10,000   Volvo AB                                                  298
                                                                --------
                                                                     874
                                                                --------
           SWITZERLAND (4.9%)
     185   Novartis AG                                               308
     700   Selecta Group AG                                          150
     127   SGS Group AG                                              216
     400   Sulzer AG P.C.                                            316
     600   Tag Heuer International S.A.                               57
  13,000   Tag Heuer International S.A. ADR                          122
                                                                --------
                                                                   1,169
                                                                --------

                                                  1998  SEMIANNUAL REPORT   B-55

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA Life International Fund

  Portfolio of Investments (Continued)              June 30, 1998 (Unaudited)

                                                                Market
 Number                                                          Value
of Shares                      Security                          (000)
---------                      --------                         ------
           TAIWAN (0.4%)
    5,625  Acer, Inc. GDR *                                     $     33
    5,500  China Steel Corp. GDR                                      68
                                                                --------
                                                                     101
                                                                --------
           TURKEY (0.6%)
  240,429  Akbank T.A.S.                                               8
1,110,643  Akbank T.A.S. Receipts *, b                                36
2,994,000  Yapi Ve Kredi Bankasi A.S.                                 76
1,167,660  Yapi Ve Kredi Bankasi Receipts*, b                         30
                                                                --------
                                                                     150
                                                                --------
           UNITED KINGDOM (12.7%)
   60,300  Billiton plc                                              122
   10,800  Cadbury Schweppes plc                                     167
   93,000  Cookson Group plc                                         320
   51,500  Corporate Services Group plc                              206
    2,900  Doncasters plc ADR *                                       81
   14,400  EMI Group plc                                             126
   15,000  Laporte plc                                               179
   75,000  LucasVarity plc                                           298
   63,800  Medeva plc                                                181
   14,200  National Westminster Bank plc                             254
   16,520  Reuters Group plc                                         189
   45,000  Safeway plc                                               295
   10,000  Thomson Travel Group plc *                                 31
   56,200  Tomkins plc                                               305
   45,611  WPP Group plc                                             299
                                                                --------
                                                                   3,053
                                                                --------
           Total stocks (cost: $20,273)                           22,656
                                                                --------


Principal
  Amount
  (000)
---------

                     U.S. GOVERNMENT & AGENCY ISSUE (7.9%)
$  1,892   Federal Home Loan Bank, 5.40%,
             7/1/98 (cost: $1,892)                                 1,892
                                                                --------
           Total investments (cost: $22,165)                    $ 24,548
                                                                ========

B-56  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         USAA Life International Fund

    Portfolio of Investments (Continued)          June 30, 1998 (Unaudited)

                         PORTFOLIO SUMMARY BY INDUSTRY

     U.S. Government & Agency Issues                                      7.9%
     Banks - Major Regional                                               7.7
     Telephones                                                           7.5
     Auto Parts                                                           7.2
     Oil - International Integrated                                       4.0
     Computer Software & Service                                          3.5
     Insurance - Multi-Line Companies                                     2.9
     Manufacturing - Diversified Industries                               2.9
     Services - Commercial & Consumer                                     2.8
     Chemicals - Specialty                                                2.7
     Drugs                                                                2.4
     Retail - Specialty                                                   2.4
     Oil & Gas - Exploration & Production                                 2.2
     Oil & Gas - Drilling/Equipment                                       2.1
     Automobiles                                                          2.0
     Communication Equipment                                              1.9
     Electric Utilities                                                   1.8
     Railroads/Shipping                                                   1.8
     Beverages - Nonalcoholic                                             1.7
     Chemicals                                                            1.7
     Iron & Steel                                                         1.6
     Medical Products & Supplies                                          1.5
     Retail - Food                                                        1.5
     Tobacco                                                              1.4
     Advertising/Marketing                                                1.2
     Banks - Money Center                                                 1.2
     Building Material Group                                              1.2
     Electrical Equipment                                                 1.1
     Electronics - Semiconductors                                         1.1
     Foreign Conglomerate                                                 1.1
     Leisure Time                                                         1.0
     Lodging/Hotel                                                        1.0
     Machinery - Diversified                                              1.0
     Oil - Domestic Integrated                                            1.0
     Retail - Specialty Apparel                                           1.0
     Other                                                               14.9
                                                                        -----
     Total                                                              101.9%
                                                                        =====


See accompanying "Notes to Portfolios of Investments" on page B-58.

                                                  1998  SEMIANNUAL REPORT   B-57

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      Notes To Portfolios of Investments

                                                       June 30, 1998 (Unaudited)

GENERAL NOTES
Market values of securities are determined by procedures and practices discussed in Note 1 to the Trust's financial statements.

The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

The percentages shown represent the percentage of the investments to net assets. At June 30, 1998, investments in foreign securities were 6.5% of net assets of the USAA Life Aggressive Growth Fund.

ADR-American Depository Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

GDR-Global Depository Receipts are receipts issued by a non-U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
(a) Security is exempt from registration under the Securities Act of 1933 and has been determined to be liquid by USAA Investment Management Company (the Manager). Any resale of this security may occur in an exempt transaction in the United States to a qualified institutional buyer as defined by Rule 144A.

(b) Illiquid security valued using methods determined by the Manager under the general supervision of the Board of Trustees. At June 30, 1998, these securities represented .15% and .27% of the USAA Life World Growth Fund's and the USAA Life International Fund's net assets, respectively.

* Non-income producing security.


PORTFOLIO DESCRIPTION ABBREVIATIONS

CP           Commercial Paper
CRE          Credit Enhanced
DN           Discount Note
IDA          Industrial Development
             Authority/Agency
LP           Limited Partnership
MTN          Medium-Term Note
RB           Revenue Bond

CATEGORIES AND DEFINITIONS

The securities in USAA Life Money Market Fund are divided into two categories, fixed rate instruments and variable rate demand notes.

Fixed Rate Instruments - consist of corporate and government notes and commercial paper. The coupon rate is constant to maturity.

Variable Rate Demand Notes (VRDN) - provide the right, on any business day, to sell the security at face value on either that day or in seven days. The interest rate is adjusted at the stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. In money market funds, the effective maturity is the date on which the underlying principal amount may be recovered or the next rate adjustment date consistent with regulatory requirements. In bond funds, the effective maturity is the next put date. Most VRDNs possess a credit enhancement.

Credit Enhancement (CRE) - adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by either a high quality bank, insurance company, or other corporation, or a collateral trust. Typically, the rating agencies evaluate the security based upon the credit standing of the credit enhancement, rather than the credit standing of the issuer.


See accompanying "Notes to Financial Statements" on page B-64.

B-58  SEMIANNUAL REPORT  1998
                      this page left blank intentionally

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                     Statements of Assets and Liabilities

    (In Thousands, Except Per Share Data)         June 30, 1998 (Unaudited)

                                         USAA Life   USAA Life   USAA Life    USAA Life    USAA Life     USAA Life     USAA Life
                                        Money Market  Income     Growth and  World Growth Diversified    Aggressive  International
                                            Fund       Fund     Income Fund     Fund      Assets Fund    Growth Fund      Fund
                                        ------------ ---------  -----------  ------------ -----------    ----------- -------------
Assets
  Investments in securities, at
   market value (identified cost
   of $17,437, $31,824, $79,051
   $33,238, $45,307, $40,272 and
   $22,165, respectively)                  $17,437    $33,990     $106,198     $45,331     $58,525      $50,089       $24,548
  Cash                                           1          2            7           -           1            1             -
  Cash denominated in foreign
   currencies (identified cost
   of $30 and $20, respectively)                 -          -            -          30           -            -            20
  Receivables:
    Capital shares sold                         19          5           30           5          45            -             -
    Dividends and interest                      20        349          163          99         414            2            64
    Securities sold                              -          -          266         179           -          257           112
  Unrealized appreciation on
   foreign currency contracts
   held, at value                                -          -            -           2           -            -             2
                                            -------   -------     --------     -------     -------      -------       -------
      Total assets                          17,477     34,346      106,664      45,646      58,985       50,349        24,746
                                            -------   -------     --------     -------     -------      -------       -------
Liabilities
  Securities purchased                           -          -          458         740           -          764           576
  Unrealized depreciation on
   foreign currency contracts
   held, at value                                -          -            -           1           -            -             1
  Capital shares redeemed                       173         8           58          15          20            2             1
  Accrued advisory fees                           -         4           37          15          31           57            35
  Accrued administrative fees                     -         4            4           4           4            4             4
  Accounts payable and accrued
    expenses                                     25        24           27          34          23           30            29
                                            -------   -------     --------     -------     -------      -------       -------
      Total liabilities                         198        40          584         809          78          857           646
                                            -------   -------     --------     -------     -------      -------       -------
        Net assets applicable to
         capital shares outstanding         $17,279   $34,306     $106,080     $44,837     $58,907      $49,492       $24,100
                                            =======   =======     ========     =======     =======      =======       =======
Represented by:
  Paid-in capital                           $17,279   $30,847     $ 75,843     $32,104     $43,974      $39,174       $22,077
  Accumulated undistributed net
   investment income (loss)                       -     1,052          768         340       1,018          (94)          192
  Accumulated net realized gain (loss)
    on investments                                -       241        2,322         300         697          595          (552)
  Net unrealized appreciation
    of investments                                -     2,166       27,147      12,093      13,218        9,817         2,383
                                            -------   -------     --------     -------     -------      -------       -------
        Net assets applicable to
         capital shares outstanding         $17,279   $34,306     $106,080     $44,837     $58,907      $49,492       $24,100
                                            =======   =======     ========     =======     =======      =======       =======
  Capital shares outstanding,
   unlimited number of shares
   authorized, no par value                  17,279     2,998        5,436       2,971       3,751        3,748         2,161
                                            =======   =======     ========     =======     =======      =======       =======
        Net asset value, redemption
         price, and offering price
         per share                          $  1.00   $ 11.44     $  19.51     $ 15.09     $ 15.70      $ 13.21       $ 11.15
                                            =======   =======     ========     =======     =======      =======       =======


See accompanying "Notes to Financial Statements" on page B-64.


B-60  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                           STATEMENTS OF OPERATIONS

                                         (In Thousands)                            Six-month period ended June 30, 1998 (Unaudited)


                                             USAA Life  USAA Life   USAA Life    USAA Life     USAA Life   USAA Life    USAA Life
                                          Money Market   Income    Growth and   World Growth  Diversified  Aggressive  International
                                             Fund         Fund     Income Fund      Fund      Assets Fund  Growth Fund     Fund
                                          ------------  ---------  -----------  ------------  -----------  ----------- -------------

NET INVESTMENT INCOME (LOSS):
Income (net of foreign taxes withheld of $0,
 $0, $2, $44, $0, $0 and $37, respectively):
   Dividends                                $    -        $   152      $   859      $   422      $   371      $    39      $   298
    Interest                                   500            960           70           55          739           31           41
                                            ------        -------      -------      -------      -------      -------      -------
 Total income                                  500          1,112          929          477        1,110           70          339
                                            ------        -------      -------      -------      -------      -------      -------

Expenses:
 Advisory fees                                  18             29          100           43           54          117           76
 Administrative fees                            14             14           14           14           14           12           13
 Custodian's fees                                9             15           26           48           19           32           35
 Shareholder reporting fees                      9              2            8            3            3            2            1
 Trustees' fees                                  2              2            2            2            2            2            2
 Professional fees                              16             16           16           16           16           18           16
 Other                                           -              -            1            -            1            -            -
                                            ------        -------      -------      -------      -------      -------      -------
    Total expenses before reimbursement         68             78          167          126          109          183          143
 Expenses reimbursed                           (37)           (25)           -            -          (15)         (19)         (14)
                                            ------        -------      -------      -------      -------      -------      -------
    Total expenses after reimbursement          31             53          167          126           94          164          129
                                            ------        -------      -------      -------      -------      -------      -------
    Net investment income (loss)               469          1,059          762          351        1,016          (94)         210
                                            ------        -------      -------      -------      -------      -------      -------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain (loss) on:
    Investments                                  -            309        2,322          367          696          592         (535)
    Foreign currency transactions                -              -            -          (19)           -            -          (15)
    Change in net unrealized appreciation/
      depreciation of:
       Investments                               -             78        5,582        4,615        2,540        5,740        2,711
       Foreign currency translations             -              -            -            9            -            -            7
                                            ------        -------      -------      -------      -------      -------      -------
         Net realized and unrealized gain        -            387        7,904        4,972        3,236        6,332        2,168
                                            ------        -------      -------      -------      -------      -------      -------
Increase in net assets resulting
 from operations                            $  469        $ 1,446      $ 8,666      $ 5,323      $ 4,252      $ 6,238      $ 2,378
                                            ======        =======      =======      =======      =======      =======      =======



See accompanying "Notes to Financial Statements" on page B-64.


                                                   1998  SEMIANNUAL REPORT  B-61

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      Statements of Changes In Net Assets

 (In Thousands)                       Six-month period ended June 30, 1998 and Year ended December 31, 1997      (Unaudited)

                                                      USAA Life            USAA Life                USAA Life
                                                  Money Market Fund       Income Fund          Growth and Income Fund
                                                --------------------   --------------------    ----------------------
                                                 6/30/98    12/31/97   6/30/98     12/31/97     6/30/98     12/31/97
                                                --------    --------   -------     --------    --------    ----------

From operations:
  Net investment income (loss)                  $    469   $    768    $ 1,059     $ 1,794    $    762    $   1,250
  Net realized gain (loss) on:
    Investments                                        -          -        309         462       2,322        4,276
    Foreign currency transactions                      -          -          -           -           -            -
    Change in net unrealized
     appreciation/depreciation of:
      Investments                                      -          -         78         535       5,582        9,783
      Foreign currency translations                    -          -          -           -           -            -
                                                 -------   --------    -------     -------    --------    ---------
      Increase in net assets
       resulting from operations                     469        768      1,446       2,791       8,666       15,309
                                                 -------   --------    -------     -------    --------    ---------
Distributions to shareholders from:
  Net investment income                             (469)      (768)       (39)     (1,835)        (24)      (1,222)
                                                 -------   --------    -------     -------    --------    ---------
  Net realized gains                                   -          -        (50)          -      (1,230)      (3,404)
                                                 -------   --------    -------     -------    --------    ---------
From capital share transactions:
  Proceeds from shares sold                       15,883     60,217      5,641       3,986      14,527       33,830
  Dividend reinvestments                             469        768         88       1,835       1,254        4,626
  Cost of shares redeemed                        (14,204)   (57,099)    (1,026)     (2,580)     (2,863)     (19,321)
                                                 -------   --------    -------     -------    --------    ---------
    Increase in net assets from
     capital share transactions                    2,148      3,886      4,703       3,241      12,918       19,135
                                                 -------   --------    -------     -------    --------    ---------
Net increase in net assets                         2,148      3,886      6,060       4,197      20,330       29,818
Net assets:
  Beginning of period                             15,131     11,245     28,246      24,049      85,750       55,932
                                                 -------   --------    -------     -------    --------    ---------
  End of period                                  $17,279   $ 15,131    $34,306     $28,246    $106,080    $  85,750
                                                 =======   ========    =======     =======    ========    =========
Undistributed net investment income
 included in net assets
  End of period                                  $     -   $      -    $ 1,052     $    32    $    768    $      30
                                                 =======   ========    =======     =======    ========    =========
Change in shares outstanding:
  Shares sold                                     15,883     60,217        504         362         750        1,986
  Shares issued for dividends
   reinvested                                        469        768          8         168          64          260
  Shares redeemed                                (14,204)   (57,099)       (92)       (240)       (147)      (1,190)
                                                 -------   --------    -------     -------    --------    ---------
    Increase in shares outstanding                 2,148      3,886        420         290         667        1,056
                                                 =======   ========    =======     =======    ========    =========

* Funds commenced operations May 1, 1997.
See accompanying "Notes to Financial Statements" on page B-64.

B-62  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                      Statements of Changes In Net Assets


 (In Thousands)                       Six-month period ended June 30, 1998 and Year ended December 31, 1997      (Unaudited)

                                              USAA Life             USAA Life               USAA Life            USAA Life
                                             World Growth          Diversified             Aggressive          International
                                                 Fund              Assets Fund            Growth Fund*             Fund*
                                         -------------------   -------------------   ------------------     --------------------
                                         6/30/98    12/31/97   6/30/98    12/31/97   6/30/98   12/31/97     6/30/98     12/31/97
                                         -------    --------   -------    --------   -------   --------     -------     --------
From operations:
  Net investment income (loss)           $   351    $    465   $ 1,016   $ 1,596    $   (94)   $   (40)     $   210     $    99
  Net realized gain (loss) on:
    Investments                              367       2,634       696       834        592      1,134         (535)        197
    Foreign currency transactions            (19)        (11)        -         -          -          -          (15)         (5)
    Change in net unrealized
     appreciation/depreciation of:
      Investments                          4,615       1,623     2,540     4,986      5,740      4,077        2,711        (328)
      Foreign currency translations            9          (9)        -         -          -          -            7          (7)
                                         -------    --------   -------   -------    -------    -------      --------    -------
      Increase in net assets
       resulting from operations           5,323       4,702     4,252     7,416      6,238      5,171        2,378         (44)
                                         -------    --------   -------   -------    -------    -------      --------    -------
Distributions to shareholders from:
  Net investment income                      (45)       (458)      (32)   (1,565)         -          -            0         (97)
                                         -------    --------   -------   -------    -------    -------      --------    -------
  Net realized gains                        (144)     (2,843)      (17)   (1,771)      (645)      (446)         (10)       (204)
                                         -------    --------   -------   -------    -------    -------      --------    -------
From capital share transactions:
  Proceeds from shares sold                1,658       9,019     7,176    12,393      1,674     38,066          568      21,912
  Dividend reinvestments                     190       3,301        49     3,336        645        446           10         301
  Cost of shares redeemed                 (1,655)    (11,746)     (733)   (1,987)      (965)      (692)        (428)       (286)
                                         -------    --------   -------   -------    -------    -------      --------    -------
    Increase in net assets from
     capital share transactions              193         574     6,492    13,742      1,354     37,820          150      21,927
                                         -------    --------   -------   -------    -------    -------      --------    -------
Net increase in net assets                 5,327       1,975    10,695    17,822      6,947     42,545        2,518      21,582
Net assets:
  Beginning of period                     39,510      37,535    48,212    30,390     42,545          -       21,582           -
                                         -------    --------   -------   -------    -------    -------      --------    -------
  End of period                          $44,837    $ 39,510   $58,907   $48,212    $49,492    $42,545     $ 24,100     $21,582
                                         =======    ========   =======   =======    =======    =======      ========    =======
Undistributed net investment income
 included in net assets
  End of period                          $   340    $     44   $ 1,018   $    34    $   (94)   $     -     $    192     $    (3)
                                         =======    ========   =======   =======    =======    =======      ========    =======
Change in shares outstanding:
  Shares sold                                112         644       467       888        133      3,655           51       2,145
  Shares issued for dividends
   reinvested                                 12         247         3       236         50         39            1          30
  Shares redeemed                           (115)       (869)      (48)     (142)       (74)       (55)         (39)       (27)
                                         -------    --------   -------   -------    -------    -------      --------    -------
    Increase in shares outstanding             9          22       422       982        109      3,639           13       2,148
                                         =======    ========   =======   =======    =======    =======      ========    =======


                                                   1998  SEMIANNUAL REPORT  B-63

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         NOTES FO FINANCIAL STATEMENTS


                                                       June 30, 1998 (Unaudited)

1)SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA LIFE INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Delaware business trust consisting of seven separate funds.

The investment objectives of the Funds are as follows:

USAA LIFE MONEY MARKET FUND: Highest level of current income consistent with preservation of capital and maintenance of liquidity, through a diversified portfolio of high quality U.S. dollar-denominated debt instruments that present minimal credit risk with remaining maturities of 397 days or less.

USAA LIFE INCOME FUND: Maximum current income without undue risk to principal, through a diversified portfolio of U.S. dollar-denominated debt and income producing equity securities selected for their high yields relative to the risk involved.

USAA LIFE GROWTH AND INCOME FUND: Capital growth and current income, through a diversified portfolio of dividend paying common stocks, convertible securiti es, nonconvertible preferred stock and nonconvertible debt securities of companies that offer the prospect for growth of earnings.

USAA LIFE WORLD GROWTH FUND: Long term capital appreciation, through a diversified portfolio of equity securities of both foreign and domestic issuers.

USAA LIFE DIVERSIFIED ASSETS FUND: Long-term capital growth, consistent with Preservation of capital and balanced by current income, through a strategy of investing approximately 60% of the Fund's assets in equity securities, selected for total return potential, and approximately 40% of its assets in debt securities of varying maturities.

USAA Life Aggressive Growth Fund: Appreciation of capital, through a portfolio of equity securities of companies that have the prospect of rapidly growing earnings.

USAA LIFE INTERNATIONAL FUND: Capital appreciation with a secondary objective of current income, through a strategy of investing at least 80% of the Fund's assets in equity securities of foreign companies.

Shares of the Funds currently are offered only to the Separate Account of USAA Life Insurance Company (the Separate Account) to serve as the funding medium for certain variable annuity contracts offered by USAA Life.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

3. Securities purchased with maturities of 60 days or less and, pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, all securities in the USAA Life Money Market Fund are stated at amortized cost which approximates market value.

4. Other debt and government securities are valued each business day by a pricing service (the Service) approved by the Funds' Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgement, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers in securities, and general market conditions.

5. Securities which cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by the investment advisor under the general supervision of the Board of Trustees.

B. FEDERAL TAXES - The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to their shareholders, the Separate Account and USAA Life. Therefore, no federal income or excise tax provision is required.

C. INVESTMENTS IN SECURITIES -Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term and long-term securities are amortized over the life of the respective securities.

D. FOREIGN CURRENCY TRANSLATIONS - The assets of the USAA Life World Growth, Aggressive Growth, and International Funds may be invested in the securities of foreign

B-64  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)             June 30, 1998 (Unaudited)

issuers. Since the accounting records of the Funds are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts received. Net realized foreign currency gains/losses have been reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

E. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

2) DISTRIBUTIONS

USAA LIFE MONEY MARKET FUND

Net investment income is accrued daily as dividends and distributed monthly to its shareholder, the Separate Account. All net investment income available for distribution was distributed at June 30, 1998. Distributions of realized gains from security transactions not offset by capital losses are made annually or as otherwise required to avoid the payment of federal taxes.

USAA LIFE INCOME, USAA LIFE GROWTH AND INCOME, USAA LIFE WORLD GROWTH, USAA LIFE DIVERSIFIED ASSETS, USAA LIFE AGGRESSIVE GROWTH, AND USAA LIFE INTERNATIONAL FUNDS

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made to the shareholders, the Separate Account and USAA Life, annually or as otherwise required to avoid the payment of federal taxes.

                                                   1998  SEMIANNUAL REPORT  B-65

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)             June 30, 1998 (Unaudited)


3) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities for the six-month period ended June 30, 1998 were as follows:

                  USAA Life     USAA Life     USAA Life     USAA Life      USAA Life     USAA Life      USAA Life
                    Money        Income      Growth and       World       Diversified    Aggressive   International
                 Market Fund      Fund       Income Fund   Growth Fund    Assets Fund    Growth Fund      Fund
                   (000)          (000)        (000)          (000)         (000)         (000)           (000)
                 -----------    --------     -----------   -----------    -----------    -----------  -------------
Purchases         $105,986       $17,062      $24,620        $8,491        $12,439       $13,422         $5,888
Sales/Maturities  $103,831       $11,386      $10,967        $8,391        $ 5,940       $12,775         $5,451


For all Funds except the USAA Life Money Market Fund, cost of purchases and proceeds from sales/maturities excludes short-term securities.

Gross unrealized appreciation and depreciation of investments as of June 30, 1998 was as follows:


                 USAA Life     USAA Life      USAA Life      USAA Life     USAA Life      USAA Life
                  Income       Growth and       World      Diversified     Aggressive   International
                   Fund        Income Fund    Growth Fund    Assets Fund  Growth Fund       Fund
                   (000)         (000)         (000)          (000)         (000)           (000)
                 ---------     -----------    -----------   ------------  -----------   -------------
Appreciation      $2,204        $29,079       $14,128        $13,546       $12,372        $ 4,366
Depreciation         (38)        (1,932)       (2,035)          (328)       (2,555)        (1,983)
                  ------        -------       -------        -------       -------        -------
Net               $2,166        $27,147       $12,093        $13,218       $ 9,817        $ 2,383
                  ======        =======       =======        =======       =======        =======

4) FOREIGN CURRENCY CONTRACTS

A forward currency contract (currency contract) is a commitment to purchase or sell a foreign currency at a specified date, at a negotiated price. The USAA Life World Growth and International Funds currently enter into currency contracts only in connection with the purchase or sale of a security denominated in a foreign currency. These contracts allow the Funds to "lock in" the U.S. dollar price of the security. Currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service. Risks of entering into currency contracts include the potential inability of the counterparty to meet the terms of the contract and the Funds foregoing the opportunity for potential profit.

At June 30, 1998, the terms of open foreign currency contracts were as follows:

USAA LIFE WORLD GROWTH FUND:


                                     U.S. Dollar                                U.S. Dollar        Unrealized
                  Currency to be     Value as of         Currency to be         Value as of       Appreciation
Exchange             Delivered         6/30/98             Received               6/30/98        (Depreciation)
  Date                (000)             (000)                (000)                 (000)              (000)
--------        ------------------   -----------      ----------------------    -----------      --------------
7/01/98         2,902 Japanese Yen      $ 21           20 U.S. Dollar              $ 20             $  (1)
7/01/98             5 U.S. Dollar          5           61 Austrian Schilling          5                 -
7/01/98           119 U.S. Dollar        119          216 Deutsche Mark             120                 1
7/02/98             6 U.S. Dollar          6           82 Austrian Schilling          6                 -
7/02/98            10 U.S. Dollar         10          130 Austrian Schilling         10                 -
7/02/98           116 U.S. Dollar        116          210 Deutsche Mark             116                 -
7/02/98            12 U.S. Dollar         12            7 British Pound              12                 -
7/02/98            30 U.S. Dollar         30           18 British Pound              30                 -
7/02/98            44 U.S. Dollar         44           26 British Pound              44                 -

B-66  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)             June 30, 1998 (Unaudited)


USAA LIFE WORLD GROWTH FUND (Continued):


                              U.S. Dollar                               U.S. Dollar        Unrealized
            Currency to be    Value as of          Currency to be       Value as of       Appreciation
Exchange      Delivered         6/30/98              Received             6/30/98        (Depreciation)
  Date          (000)            (000)                (000)                (000)              (000)
--------  ------------------  -----------    -----------------------    -----------      --------------
7/02/98       6 U.S. Dollar         6          3 British Pound                6                 -
7/02/98     233 U.S. Dollar       233        475 Netherlands Guilder        234                 1
7/02/98      67 U.S. Dollar        67        121 Deutsche Mark               67                 -
7/02/98      23 U.S. Dollar        23         46 Netherlands Guilder         23                 -
7/06/98   2,971 Japanese Yen       21         21 U.S. Dollar                 21                 -
7/06/98       2 U.S. Dollar         2          1 British Pound                2                 -
7/14/98      28 Belgian Franc       1          1 U.S. Dollar                  1                 -
7/14/98     176 Belgian Franc       5          5 U.S. Dollar                  5                 -
7/14/98     142 Belgian Franc       4          4 U.S. Dollar                  4                 -
7/31/98     118 French Franc       19         19 U.S. Dollar                 19                 -
                                 ----                                      ----               ---
                                 $744                                      $745               $ 1
                                 ====                                      ====               ===

USAA LIFE INTERNATIONAL FUND:


                              U.S. Dollar                               U.S. Dollar        Unrealized
            Currency to be    Value as of          Currency to be       Value as of       Appreciation
Exchange      Delivered         6/30/98              Received             6/30/98        (Depreciation)
  Date          (000)            (000)                (000)                (000)              (000)
--------  ------------------  -----------    -----------------------    -----------      --------------
7/1/98       98 U.S. Dollar      $ 98        177 Deutsche Mark             $ 98               $ -
7/1/98    1,451 Japanese Yen       11         10 U.S. Dollar                 10                (1)
7/2/98       10 U.S. Dollar        10        130 Austrian Schilling          10                 -
7/2/98        6 U.S. Dollar         6         82 Austrian Schilling           6                 -
7/2/98       27 U.S. Dollar        27         16 British Pound               27                 -
7/2/98       24 U.S. Dollar        24         14 British Pound               24                 -
7/2/98       20 U.S. Dollar        20         12 British Pound               20                 -
7/2/98       94 U.S. Dollar        94        171 Deutsche Mark               95                 1
7/2/98       33 U.S. Dollar        33         60 Deutsche Mark               33                 -
7/2/98       19 U.S. Dollar        19         38 Netherland Guilder          19                 -
7/2/98      188 U.S. Dollar       188        385 Netherland Guilder         189                 1
7/6/98    2,971 Japanese Yen       21         21 U.S. Dollar                 21                 -
7/14/98     101 Belgian Franc       3          3 U.S. Dollar                  3                 -
7/14/98     123 Belgian Franc       3          3 U.S. Dollar                  3                 -
7/14/98      19 Belgian Franc       1          1 U.S. Dollar                  1                 -
7/31/98      92 French Franc       15         15 U.S. Dollar                 15                 -
                                 ----                                      ----               ---
                                 $573                                      $574               $ 1
                                 ====                                      ====               ===

5) TRANSACTIONS WITH AFFILIATES

A. ADVISORY FEES - The investment policies of the Funds and management of the Funds' portfolios are carried out by USAA Investment Management Company (USAA
IMCO). USAA IMCO is indirectly wholly owned by USAA. The Funds' advisory fees are computed on an annualized rate of .50% of the monthly average net assets of the USAA Life Aggressive Growth Fund, .65% of the monthly average net assets of the USAA Life International Fund, and .20% of the monthly average net assets for each of the other Funds of the Trust for each calendar month.

B. ADMINISTRATIVE FEES - As outlined in the Underwriting and Administrative Services Agreement by and between USAA Life, the Trust and USAA IMCO, USAA Life provides certain management, administrative, legal, clerical, accounting, and record keeping services necessary or appropriate to conduct the Trust's business and operations. Fees are based on estimated time spent to provide services. Under a separate arrangement between USAA Life and USAA IMCO, USAA Life delegates certain mutual fund accounting duties under the Underwriting and Administrative Services Agreement to USAA IMCO and reimburses USAA IMCO for its costs in providing these services.

C. EXPENSES REIMBURSED - USAA Life, out of its general account, has agreed to pay directly or reimburse the Trust for Trust expenses to the extent that such expenses exceed .65% of the monthly average net assets of the USAA Life World Growth Fund, .70% of the monthly average net assets of the USAA Life Aggressive Growth Fund, 1.10% of the monthly average net assets of the USAA Life International Fund, and .35% of the monthly average net assets of each other Fund. Expenses include advisory and administrative fees discussed above.

                                                   1998  SEMIANNUAL REPORT  B-67

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)             June 30, 1998 (Unaudited)

D. UNDERWRITING AND ADMINISTRATIVE SERVICES AGREEMENT - The Trust has an agreement with USAA IMCO for exclusive underwriting and distribution of the Funds' shares on a continuing best efforts basis. USAA IMCO receives no commissions or fees for this service.

E. BROKERAGE SERVICES - USAA Brokerage Services, a discount brokerage service of USAA IMCO, may execute portfolio transactions for the Funds. The amount of brokerage commissions paid to USAA Brokerage Services during the six-month period ended June 30, 1998 for the USAA Life Growth and Income, USAA Life Diversified Assets, USAA Life Aggressive Growth were $2,000, $2,000, and $1,000 respectively.

F. SHARE OWNERSHIP - At June 30, 1998, USAA Life owned 1.9 million shares (64.6%) of the USAA Life Income Fund, 1.3 million shares (24.0%) of the USAA Life Growth and Income Fund, 1.6 million shares (52.2%) of the USAA Life World Growth Fund, 1.7 million shares (46.1%) of the USAA Life Diversified Assets Fund, 3.5 million shares (93.0%) of the USAA Life Aggressive Growth Fund, and 2.0 million shares (92.3%) of the USAA Life International Fund. All other shares are owned by the Separate Account.

Certain trustees and officers of the Funds are also directors, officers, and/or employees of USAA Life or USAA IMCO. None of the affiliated trustees or Fund officers received any compensation from the Funds.

B-68  SEMIANNUAL REPORT  1998
                      this page left blank intentionally

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)             June 30, 1998 (Unaudited)

6) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                       USAA Life Money Market Fund                            USAA Life Income Fund
                              ---------------------------------------------       -----------------------------------------------
                               Six-Month         Year Ended December 31,             Six-Month        Year Ended December 31,
                              Period Ended       -----------------------           Period Ended       -----------------------
                              June 30, 1998     1997        1996      1995*        June 30, 1998    1997       1996        1995*
                              -------------    -------    -------    -------       -------------  --------    -------     -------
Net asset value at
 beginning of period            $   1.00       $  1.00    $  1.00    $  1.00          $10.96     $  10.51     $ 11.32     $ 10.00
Net investment income (loss)    $    .03           .05        .05        .06(b)       $  .35          .75         .92         .78(b)

Net realized and unrealized
 gain (loss)                           -             -          -          -          $  .16          .46        (.84)       1.61
Distributions from net
 investment income                  (.03)         (.05)      (.05)      (.06)           (.01)        (.76)       (.89)       (.76)

Distributions of realized
 capital gains                         -             -          -          -            (.02)           -           -        (.31)
                                --------       -------    -------    -------          ------      -------     -------     -------
Net asset value at end of
 period                         $   1.00       $  1.00    $  1.00    $  1.00          $11.44      $ 10.96     $ 10.51     $ 11.32
                                ========       =======    =======    =======          ======      =======     =======     =======
Total return (%)***                 2.63          5.35       5.25       5.69            4.66        11.60         .67       23.88
Net assets at end of
 period (000)                   $ 17,279       $15,131    $11,245    $ 7,802         $34,306      $28,246     $24,049     $25,823
Ratio of expenses to
 average net assets (%)              .35(a)        .35        .35        .35(a)          .35(a)       .35         .35         .35(a)

Ratio of expenses to average
 net assets, excluding
 reimbursements (%)                  .76(a)        .70       1.24       2.29(a)          .51(a)       .52         .65         .65(a)

Ratio of net investment income
 to average net assets (%)          5.26(a)       5.22       5.10       5.55(a)         6.92(a)      7.16        6.99        7.07(a)

Portfolio turnover (%)                 -             -          -          -           37.19        30.77       97.74       55.08


                                                                                                   USAA Life
                                     USAA Life Diversified Assets Fund                        Aggressive Growth Fund
                              ---------------------------------------------       -----------------------------------------------
                               Six-Month         Year Ended December 31,             Six-month         Eight-month
                              Period Ended       -----------------------           Period Ended        Period Ended
                              June 30, 1998     1997        1996      1995*        June 30, 1998    December 31, 1997**
                              -------------    -------    -------    -------       -------------    -------------------
Net asset value at
 beginning of period            $  14.48       $ 12.95    $ 11.96    $ 10.00          $11.70           $  10.00
Net investment income (loss)    $    .27           .50        .62        .55(b)       $ (.03)(b)           (.01)(b)
Net realized and unrealized
 gain (loss)                    $    .96          2.14       1.10       2.08          $ 1.71               1.83
Distributions from net
 investment income                  (.01)         (.50)      (.62)      (.53)              -                  -
Distributions of realized
 capital gains                         -          (.61)      (.11)      (.14)           (.17)              (.12)
                                --------       -------    -------    -------          ------           --------
Net asset value at end of
 period                         $  15.70       $ 14.48    $ 12.95    $ 11.96          $13.21           $  11.70
                                ========       =======    =======    =======          ======           ========
Total return (%)***                 8.52         20.70      14.30      26.33           14.42              18.26
Net assets at end of
 period (000)                   $ 58,907       $48,212    $30,390    $26,311          $49,492          $42,545
Ratio of expenses to
 average net assets (%)              .35(a)        .35        .35        .35(a)           .70(a)           .70(a)
Ratio of expenses to average
 net assets, excluding
 reimbursements (%)                  .41(a)        .42        .61        .64(a)           .78(a)           .85(a)
Ratio of net investment income
 to average net assets (%)          3.78(a)       4.02       4.46       4.93(a)          (.40)(a)         (.15)(a)
Portfolio turnover (%)             11.32         19.19      43.75      58.87            27.73            73.77

  *   Funds commenced operations January 5, 1995.
 **   Funds commenced operations May 1, 1997.
*** Assumes reinvestment of all dividend income and capital gains distributions during the period. Total returns for each period do not reflect insurance expenses that apply at the Separate Account level, such as risk and expense charges. These expenses would reduce the total return for the period shown.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b)   Calculated using weighted average shares.

B-70  SEMIANNUAL REPORT  1998

                          USAA LIFE INVESTMENT TRUST
--------------------------------------------------------------------------------
                         Notes To Financial Statements

         (Continued)             June 30, 1998 (Unaudited)


                                     USAA Life Growth and Income Fund                       USAA Life World Growth Fund
                              ---------------------------------------------       -----------------------------------------------
                               Six-Month         Year Ended December 31,             Six-Month       Year Ended December 31,
                              Period Ended       -----------------------           Period Ended      -----------------------
                              June 30, 1998     1997        1996      1995*        June 30, 1998    1997       1996        1995*
                              -------------    -------    -------    -------       -------------  --------    -------     -------
Net asset value at
 beginning of period            $  17.98       $ 15.06    $ 12.60    $ 10.00          $13.34      $  12.77    $ 11.10     $ 10.00
Net investment income (loss)    $    .14           .28        .26        .34(b)       $  .12           .17        .18         .17(b)

Net realized and unrealized
 gain (loss)                    $   1.62          3.68       2.79       2.83          $ 1.70          1.62       2.16        1.79
Distributions from net
 investment income                     -          (.27)      (.26)      (.30)           (.02)        (.17)       (.16)       (.16)

Distributions of realized
 capital gains                      (.23)         (.77)      (.33)      (.27)           (.05)       (1.05)       (.51)       (.70)
                                --------       -------    -------    -------          ------      -------     -------     -------
Net asset value at end of
 period                         $  19.51       $ 17.98    $ 15.06    $ 12.60          $15.09      $ 13.34     $ 12.77     $ 11.10
                                ========       =======    =======    =======          ======      =======     =======     =======
Total return (%)***                 9.82         26.43      24.13      31.72           13.59        14.08       21.12       19.55
Net assets at end of
 period (000)                   $106,080       $85,750    $55,932    $28,761         $44,837      $39,510     $37,535     $24,706
Ratio of expenses to
 average net assets (%)              .34(a)        .34        .35        .35(a)          .59(a)       .59(a)      .65         .65(a)

Ratio of expenses to average
 net assets, excluding
 reimbursements (%)                   NA            NA        .53        .66(a)           NA           NA         .82         .87(a)

Ratio of net investment income
 to average net assets (%)          1.56(a)       1.80       2.25       2.82(a)         1.64(a)      1.20        1.45        1.55(a)

Portfolio turnover (%)             11.44         20.26      14.55      17.73           20.43        48.89       57.66       78.86


                                          USAA Life
                                      International Fund
                              ------------------------------------
                               Six-month           Eight-month
                              Period Ended         Period Ended
                              June 30, 1998     December 31, 1997**
                              -------------    --------------------
Net asset value at
 beginning of period            $  10.05       $ 10.00
Net investment income (loss)    $    .10           .05(b)
Net realized and unrealized
 gain (loss)                        1.01           .15
Distributions from net
 investment income                     -          (.05)
Distributions of realized
 capital gains                      (.01)         (.10)
                                --------       -------
Net asset value at end of
 period                         $  11.15       $ 10.05
                                ========       =======
Total return (%)***                10.99          1.92
Net assets at end of
 period (000)                   $ 24,100       $21,582
Ratio of expenses to
 average net assets (%)             1.10(a)       1.10(a)
Ratio of expenses to average
 net assets, excluding
 reimbursements (%)                 1.22(a)       1.24(a)
Ratio of net investment income
 to average net assets (%)          1.80(a)        .70(a)
Portfolio turnover (%)             24.77         30.57


                                                   1998  SEMIANNUAL REPORT  B-71

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